AETNA MUTUAL FUNDS
     Aetna Genertion Funds



                            [PICTURE APPEARS HERE]


Semi- Annual Report
     April 30, 2001

                                                                        Aetna
                                                                           funds

                              President's Letter

Dear Valued Shareholder:                                          April 30, 2001

Thank you for investing in Aetna Series Fund, Inc. We are pleased to send you this report on the funds you have chosen to pursue your investment goals.

As I am sure you are well aware, the past six months have been trying for the U.S. stock market. Unprecedented market volatility has challenged even the most seasoned investor. The bear market, the first in the experience of many investors, affected almost everyone. The lessons to learn from this are the benefits of both diversification and investing for the long-term.

During the period, most major U.S. market indices produced negative returns. Reacting to a nosedive in business investment and fragile consumer confidence, the Federal Reserve (the "Fed") has taken aggressive action over the past several months reducing its overnight interest rate target by 2.0 percentage points in four separate steps. Because most banks tie their prime lending rates directly to the Fed funds rate, the lower interest rates make it less expensive for companies and individuals to borrow, which should in time help to restore both profitability and confidence.

On a positive note, these sharp plunges in the market have not affected household income or consumer spending. New home sales are nearing record highs and the dollar has gained strength against most other currencies. Although economic growth is slower than it was a year ago, the U.S. economy is still expanding. In fact, for the first three months of 2001, U.S. Gross Domestic Product increased at an annual rate of 2.0 percent.

The past six months proved to be an exciting and eventful time for Aeltus Investment Management, Inc., adviser to the funds. Some accomplishments worth mentioning:

     . December 13, 2000, ING Groep N.V. (ING) completed its acquisition of Aetna Financial Services and its subsidiaries, including Aeltus Investment Management, Inc. ING is a global financial institution that provides a full range of financial services to individual, corporate and institutional clients. This alliance gives Aeltus the ability and opportunity to provide even greater focus and superior service to our customers.

     . Aetna Small Company and International Funds received the Standard & Poor's Select Fund designation. In order to achieve this status, a fund must exhibit both a trend of consistently strong performance, as well as demonstrated ability from management to continue to serve as a catalyst for comparable performance.

     . Aetna Index Plus Mid Cap Fund received an overall 5-star rating from Morningstar, Inc. Aetna Value Opportunity Fund, Aetna Bond Fund, and Aetna Government Fund also received recognition from Morningstar with overall ratings of 4-stars.

Thank you for your continued confidence in the Aetna Series Fund and Aeltus Investment Management, Inc. We will continue to provide you with a diverse family of funds and related services to help balance your risk/reward equation under all market conditions.

Sincerely,

/s/ J. Scott Fox

J. Scott Fox
President
Aetna Series Fund, Inc.

Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance as of April 30, 2001. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three-, five-, and 10-year (if applicable) annual returns in excess of 90-day U.S. Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day U.S. T-bill returns. The Overall Morningstar Rating(TM) is a weighted average of the fund's three-, five-, and 10-year (if applicable) risk-adjusted performance. The top 10% of the funds in a broads set class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The fund was rated exclusively against U.S.-domiciled funds. Ratings are for the A & I share class; other classes may vary. The investment adviser has waived or reimbursed the Fund for some operating expenses, which had a positive impact on performance. Overall and 3-year rankings for the Aetna Index Plus Mid Cap (5 stars) and Aetna Value Opportunity (4 stars) are rated in a universe of 4,363 Domestic Equity Funds. Aetna Bond and Aetna Government funds (4 stars) are rated in a universe of 1,802 Taxable Bond Funds. Aetna Bond Fund and Aetna Government Fund received 4 stars for the 5-year rating among 1,327 Taxable Bond Funds These funds are subject to market risk; investment return and principal value will vary with market conditions and you may have a gain or loss when you sell your shares. A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling 800-238-6263, option 2. Read the prospectus carefully before investing.

================================================================================
TABLE OF CONTENTS
================================================================================
President's Letter..................................................... i
Generation Funds:
Investment Review...................................................... 1
Portfolios of Investments:
 Aetna Ascent Fund..................................................... 8
 Aetna Crossroads Fund.................................................15
 Aetna Legacy Fund.....................................................22
Statements of Assets and Liabilities...................................29
Statements of Operations...............................................31
Statements of Changes in Net Assets....................................32
Notes to Financial Statements..........................................38
Financial Highlights...................................................44

                   [GRAPH OF AETNA ASCENT FUND APPEARS HERE]


 Aetna
 Ascent                       Ascent
  Fund       Russell 3000   Composite
(class I)       Index         Index

  10000         10000         10000      01/01/95
  10286         10901         10676
  11010         11927         11396
  11850         13001         12075
  12362         13680         12613      12/31/95
  12766         14428         13042
  13350         15030         13444
  14024         15473         13761
  14114         15757         13926      10/31/96
  15510         17587         14852
  15337         15802         13950
  17744         18961         16062
  17868         18578         15773      10/31/97
  18225         19778         16435
  19822         22462         17987
  18930         22238         17681
  17529         21642         17287      10/31/98
  19184         25254         18991
  19791         26393         19686
  20185         26374         19852
  19922         27002         20157      10/31/99
  21190         28371         21099
  22124         29789         21949
  21584         29283         21931
  21638         29602         21767      10/31/00
  20818         28261         21889
  20381         25930         20781      04/30/01






                 [GRAPH OF AETNA CROSSROADS FUND APPEARS HERE]

   Aetna
 Crossroads   Russell      Salomon    Crossroads
   Fund        3000         Broad      Composite
 (class I)     Index        Index       Index

   10000       10000        10000       10000      01/01/95
   10289       10901        10506       10615
   10930       11927        11150       11283
   11670       13001        11362       11828
   12105       13680        11855       12330      12/31/95
   12428       14428        11649       12603
   12875       15030        11706       12915
   13444       15473        11924       13212
   13566       15757        12192       13393      10/31/96
   14566       17587        12331       14099
   14492       15802        12255       13416
   16318       18961        12857       15053
   16504       18578        13119       14949      10/31/97
   16919       19778        13487       15496
   18075       22462        13600       16593
   17495       22238        13872       16434
   16358       21642        14352       16326      10/31/98
   17599       25254        14583       17544
   18046       26393        14457       18003
   18185       26374        14219       18066
   18047       27002        14422       18319      10/31/99
   18769       28371        14315       18940
   19593       29789        14626       19611
   19132       29283        15055       19758
   19364       29602        15472       19746      10/31/00
   19069       28261        16284       20093
   18729       25930        16437       19406      04/30/01


                 [GRAPH OF AETNA LEGACY FUND APPEARS HERE]


  Aetna
 Legacy      Salomon      Legacy
  Fund        Broad     Composite
(class I)     Index       Index

  10000       10000       10000      01/01/95
  10303       10506       10554
  10870       11150       11171
  11489       11362       11585
  11889       11855       12050      12/31/95
  12102       11649       12175
  12471       11706       12402
  12863       11924       12676
  13019       12192       12872      10/31/96
  13728       12331       13372
  13678       12255       12895
  15020       12857       14095
  15095       13119       14152      10/31/97
  15427       13487       14592
  16251       13600       15285
  16050       13872       15253
  15474       14352       15370      10/31/98
  16379       14583       16151
  16663       14457       16408
  16726       14219       16383
  16711       14422       16586      10/31/99
  17112       14315       16933
  17886       14626       17448
  17802       15055       17723
  18037       15472       17832      10/31/00
  18188       16284       18356
  18030       16437       18020      04/30/01

                                                      See Definition of Terms. 1

                   [GRAPH OF AETNA LEGACY FUND APPEARS HERE]


--------------------------------------------------------------------------------------------------
                                  Average Annual Total Returns
                              for the period ended April 30, 2001*
--------------------------------------------------------------------------------------------------
                               Ascent                     Crossroads                     Legacy

                      --------------------------------------------------------------------------------------
                      1 Year   5 Years  Inception  1 Year   5 Years  Inception  1 Year  5 Years  Inception
------------------------------------------------------------------------------------------------------------
Class I              - 7.88%    9.22%    11.92%    -4.40%    8.08%    10.44%     0.82%   7.90%     9.77%
------------------------------------------------------------------------------------------------------------
Class A:

      POP (1)        -13.45%    7.53%    10.38%   -10.16%    6.39%     8.89%    -5.14%   6.24%     8.26%
      NAV (2)         -8.14%    8.81%    11.42%    -4.67%    7.65%     9.92%     0.61%   7.50%     9.28%
------------------------------------------------------------------------------------------------------------
Class B:

      w/CDSC (3)     -13.38%    7.83%    10.81%   -10.01%    6.70%     9.34%    -4.95%   6.54%     8.70%
      NAV             -8.85%    8.13%    10.81%    -5.35%    7.01%     9.34%    -0.08%   6.85%     8.70%
------------------------------------------------------------------------------------------------------------
Class C:


      w/CDSC (4)      -9.77%    8.13%    10.81%    -6.33%    7.00%     9.33%    -1.16%   6.83%     8.68%
      NAV             -8.86%    8.13%    10.81%    -5.39%    7.00%     9.33%    -0.19%   6.83%     8.68%
--------------------------------------------------------------------------------------------------


*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/95), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Ascent Fund and Crossroads Fund have added the Russell 3000 Index as the primary benchmark. Ascent is the most aggressive of the Generation Funds with a larger allocation to equities. The Russell 3000 Index is a broad-based equity index which includes large cap, mid cap, small cap and REIT securities which are reflective of the domestic equity allocation of the Fund. Crossroads and Legacy are the more conservative of the Generation Funds with a larger allocation to fixed income securities. The Crossroads Fund and Legacy Fund has added the Salomon Smith Barney Broad Investment Grade Bond (Salomon Broad) Index as the primary benchmark. The Salomon Broad Index is a broad-based bond index which is reflective of the domestic bond allocation of the Funds.

The secondary benchmarks for the Funds are the composite benchmarks which are made up of seven asset class indices. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities and allocations of the Funds.


2 See Definition of Terms.

                             AETNA GENERATION FUNDS

HOW DID THE FUNDS PERFORM DURING THE PERIOD?

For the six month period ended April 30, 2001, the performance for the Generation Funds (Ascent, Crossroads and Legacy) and their respective benchmarks and composite indices are listed below:

                                            FUND RETURN                            BENCHMARK INDEX    COMPOSITE INDEX
     GENERATION FUNDS                         CLASS I     BENCHMARK INDEX               RETURN             RETURN
     Ascent                                    -5.81%     Russell 3000 Index (a)       -12.41%             -4.53%
     Crossroads                                -3.27%     Russell 3000 Index (a)       -12.41%             -1.72%
     Legacy                                    -0.03%     Salomon Broad Index (b)        6.24%              1.06%


WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUNDS?

The U.S. economy did better than expected in the first quarter, turning in a 2.0% annualized real Growth Domestic Product (GDP) growth rate, double the prior quarter's performance. Performance was led by positive consumer and federal spending offset by a shrinkage in investment spending. The consumer continues to be a key component for growth going forward. Declining first quarter mortgage rates benefited housing sales and refinancings. However, a return to a normal upward sloping yield curve has already caused mortgage rates to tick upward.

Other forward pressures on the consumer are the impacts of increasing unemployment, the negative wealth effect, persistently high utility/oil/gas prices, all of which hit the consumer's pocket book or "spending power" directly. On the positive side, the economy has managed to avert a first half recession, the Federal Reserve Open Market Committee (FOMC) which started the period with a tightening bias is now clearly in an easing bias (Fed funds rate lowered 200 basis points since November), business inventories declined sharply in the first quarter suggesting that much of the inventory adjustment is behind us and the Employment Cost Index (ECI) is still rising. (One basis point is equal to one hundredth of a percent, or 0.01%.) The ECI index is the most stable measure of the trend in labor costs and this rise signals that although unemployment is rising, the labor markets still remain tight at a 4.4% unemployment rate. Salary increases put dollars in the consumer's pocket, a positive signal for consumer spending, potentially counteracting the rise in layoffs.

Although major equity indices posted negative results for the six-month period, the headline story for the period was the tremendous April equity rally. The Standard & Poor's (S&P) 500(c), Russell 1000 Growth(k) and NASDAQ Composite(d) Indices were down 12.07%, 26.43%, 37.20% respectively, over the period, but gained an impressive 7.77%, 12.65% and 15.00% respectively, in April. Value continued to outpace growth over the period by 22.7% as measured by the S&P 500/ Barra Value Index(f) versus the S&P 500/Barra Growth Index(f). During April, however, growth made up modest ground, outpacing value by 2.2%.

     ASSET CLASS               BENCHMARK INDEX                INDEX RETURN
     Large Company Stocks      S&P 500 Index (c)                -12.07%
     Small/Mid Company Stocks  Russell 2500 Index (g)            -1.54%
     International Stocks      MSCI EAFE Index (h)               -7.86%
     Real Estate Stocks        NAREIT Equity Index (e)           11.43%
     Domestic Bonds            Salomon Broad Index (b)            6.24%
     International Bonds       S.B. Non-U.S. WGBI Index (i)       1.00%
     Cash Equivalents          U.S. 90 Day T-Bill (j)             2.84%

                                                      See Definition of Terms. 3

WHAT INVESTMENTS INFLUENCED THE FUNDS' PERFORMANCE OVER THE PAST SIX MONTHS?

The following exhibits show the progression of asset allocation for each of the three Generation Funds:

                            % OF
                         NET ASSETS  NOTIONAL VALUE*               ECONOMIC EXPOSURE*
ASSET ALLOCATION          04/30/01      OF FUTURES                04/30/01     10/31/00    BENCHMARK   RANGE
ASCENT
------
Large Cap Stocks             35%           --                        35%         31%           35%      0-70%
Small/Mid Cap Stocks         20%           --                        20%         21%           20%      0-40%
International Stocks         14%            5%                       19%         17%           20%      0-40%
International Bonds           1%           --                         1%          1%            5%      0-10%
Real Estate Stocks            6%           --                         6%          6%            5%      0-10%
Fixed Income                 14%           --                        14%         14%           15%      0-30%
Cash Equivalents             10%           (5)%                       5%         10%           --       0-30%
                         ----------------------------------------------------------------------------
                            100%           --                       100%        100%          100%
                         ============================================================================
CROSSROADS
----------
Large Cap Stocks             26%           --                        26%         26%           25%      0-50%
Small/Mid Cap Stocks         15%           --                        15%         16%           15%      0-30%
International Stocks          9%            3%                       12%         13%           15%      0-30%
International Bonds           1%           --                         1%          2%            5%      0-10%
Real Estate Stocks            6%           --                         6%          6%            5%      0-10%
Fixed Income                 27%           --                        27%         27%           30%      0-60%
Cash Equivalents             16%           (3)%                      13%         10%            5%      0-30%
                         ---------------------------------------------------------------------------
                            100%           --                       100%        100%          100%
                         ===========================================================================
LEGACY
------
Large Cap Stocks             15%           --                        15%         26%           15%      0-30%
Small/Mid Cap Stocks         10%           --                        10%         16%           10%      0-20%
International Stocks          6%            2%                        8%         13%           10%      0-20%
International Bonds           2%           --                         2%          2%            5%      0-10%
Real Estate Stocks            6%           --                         6%          6%            5%      0-10%
Fixed Income                 41%           --                        41%         27%           45%      0-90%
Cash Equivalents             20%           (2)%                      18%         10%           10%      0-30%
                         ---------------------------------------------------------------------------
                            100%           --                       100%        100%          100%
                         ===========================================================================

* Notional value refers to the economic value at risk or the exposure to the financial instruments underlying the options and futures positions, if any. Economic exposure reflects the Fund's exposure to both changes in the value of the portfolio of investments as well as the financial instruments underlying the options and futures positions, if any.

The Funds modestly underperformed their custom benchmarks over the six month period ending 4/30/01. Underperformance was primarily due to our overweight position in Technology within the international stock asset class which detracted from performance over the period. Real Estate Investment Trusts (REITS), fixed income and mid/small cap stocks also had a slight negative impact on performance. Domestic large cap stocks, however, substantially outperformed over the period which helped to offset the Funds' negative performers. Our overweights in the Energy and Utility sectors positively impacted performance as investors saw these sectors as safe havens in what has been a difficult equity market.

Stocks were bolstered in April by the FOMC's second 2001 surprise rate cut of 50 basis points and by positive earnings surprises by big names such as Microsoft and Xerox. Going forward, a continuing market rally will depend on a number of factors including consumer demand, the path of corporate earnings and the corporate commitment to capital spending.

Major contributors over the period included: PPL Corporation (utilities), up 35% and Amerada Hess (energy) up 42%. Negative contributors included: Sun Microsystems, down 69% and Celestica, down 29%.

4 See Definition of Terms.

Overall, our asset allocation decisions modestly helped performance.

WHAT IS YOUR OUTLOOK GOING FORWARD?

Due to the persistence of positives and negatives in the economy, we expect the Federal Reserve to reduce rates again at their May FOMC meeting. The message to the consumer is to continue to spend, and to business the message is to prop up capital expenditures.

We expect volatility to continue to plague equity markets. Earnings uncertainties, the impact of Regulation FD, low consumer confidence, and economic unknowns will most likely aid in continuing this trend. (Regulation FD is the Securities and Exchange Commission's new rule mandating that all company financial disclosures be made in a public forum.) Going forward, a continuing market rally will depend on a number of factors including: consumer demand, the path of corporate earnings and the corporate commitment to capital spending.

The opinions expressed reflect those of the portfolio manager only through April 30, 2001. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of each Fund is subject to change.

                                                      See Definition of Terms. 5

================================================================================
DEFINITION OF TERMS
================================================================================

(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Funds is 5.75%. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 1%.

(a) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(b) Salomon Smith Barney Broad Investment-Grade Bond (Salomon Broad) Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities, and corporate issues.

(c) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(d) NASDAQ Composite Index is an unmanaged index of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange.

(e) The NAREIT Equity REIT Index is a market weighted total return of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System as reported by Frank Russell Company.

(f) S&P 500 Barra Indicies is the Standard & Poor's 500 Barra (Growth and Value) Indicies. Companies in each U.S. index are split into two groups based on price-to-book ratio to create growth and value indices. The Growth index contains companies with higher price-to-book ratios, while the Value index contains those with lower ratios.

(g) The Russell 2500 Index consists of the smallest 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index. Each of these indices assumes reinvestment of all dividends and is unmanaged.

(h) The MSCI EAFE Index (Morgan Stanley Capital International-Europe, Australia and Far East) is a market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. Performance is calculated on a total return basis, as reported by Frank Russell Company.

(i)  The Salomon Brothers Non-U.S. World Government Bond Index (S.B. Non-U.S.
     WGBI) serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following 12 countries: Japan, United Kingdom, Germany, France, Canada, the Netherlands, Australia, Denmark, Italy, Belgium, Spain and Sweden.

(j) Three-month Treasury bills are backed by full faith and credit of the U.S. Government, short-term investments are equivalent to cash because their maturity is only three months.

================================================================================
DEFINITION OF TERMS
================================================================================

(k) The Russell 1000 Growth Index consists of the largest 1,000 companies in the Russell 3000 Index. This index represents the universe of large capitalization stocks from which most active money managers typically select.

The unmanaged indices described above are not available for individual investment.

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
ASCENT
================================================================================

                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          -------------     --------------
COMMON STOCKS (75.5%)

UNITED STATES  (61.6%)

AEROSPACE/DEFENSE (2.7%)
Boeing Co. .............................        8,600            531,480
General Dynamics Corp. .................        1,500            115,620
Goodrich (B.F.) Co. ....................        2,300             90,620
Lockheed Martin Corp. ..................       14,000            492,240
Northrop Grumman Corp. .................        5,500            496,375
Precision Castparts Corp. ..............        2,800            104,608
                                                            --------------
                                                               1,830,943
                                                            --------------
APPAREL (0.1%)
Skechers U.S.A. Inc. +..................        1,100             39,655
                                                            --------------
AUTOMOBILES (0.3%)
Ford Motor Co. .........................        7,000            206,360
                                                            --------------
BEVERAGES - ALCOHOLIC (0.3%)
Constellation Brands, Inc. +............        3,250            212,063
                                                            --------------
BEVERAGES - NON-ALCOHOLIC (0.3%)
Pepsi Bottling Group, Inc. (The) .......        5,350            214,107
                                                            --------------
BIOTECHNOLOGY (0.3%)
IDEC Pharmaceuticals Corp. + ...........          900             44,280
Invitrogen Corp. + .....................        2,400            169,224
                                                            --------------
                                                                 213,504
                                                            --------------
CHEMICALS (0.2%)
Air Products and Chemicals, Inc. .......        2,900            124,671
Eastman Chemical Co. ...................          500             26,620
                                                            --------------
                                                                 151,291
                                                            --------------
CHEMICALS - SPECIALITY (0.1%)
GenTek, Inc. ...........................        8,000             98,800
                                                            --------------
COMMERCIAL SERVICES (0.0%)
National Processing Inc. + .............          700             16,352
                                                            --------------
COMMUNICATIONS EQUIPMENT (0.7%)
Comverse Technology, Inc. + ............        2,700            184,950
Corning, Inc. ..........................        6,800            149,396
Symmetricom, Inc. + ....................       11,650            169,274
                                                            --------------
                                                                 503,620
                                                            --------------
COMPUTER TECHNOLOGY (0.2%)
TALX Corp. .............................        5,850            155,084
                                                            --------------
COMPUTERS - HARDWARE (0.3%)
Electronics for Imaging, Inc. + ........        7,450            207,110
                                                            --------------
COMPUTERS - NETWORKING (0.1%)
Cisco Systems, Inc. + ..................        3,200             54,336
                                                            --------------
COMPUTERS SOFTWARE/SERVICES (3.4%)
Adobe Systems, Inc. ....................        4,700            211,124
Affiliated Computer Services, Inc. + ...        2,050            147,600
BARRA, Inc. + ..........................        1,250             57,550
Cadence Design Systems, Inc. + .........        7,150            148,005
Catapult Communications Corp. + ........        6,650            188,195
Citrix Systems, Inc. +..................        7,600            215,840
Mentor Graphics Corp. + ................        6,850            180,223
Mercury Interactive Corp. + ............        7,400            489,510
Microsoft Corp. + ......................        4,700            318,425


UNITED STATES  (CONTINUED)
COMPUTERS SOFTWARE/SERVICES (CONTINUED)
Siebel Systems, Inc. +..................        4,400            200,552
Synopsys, Inc. + .......................        2,950            169,419
                                                            --------------
                                                               2,326,443
                                                            --------------
CONSUMER FINANCE (1.4%)
Americredit Corp. +.....................        4,850            224,846
Household International, Inc. ..........        8,300            531,366
PMI Group, Inc. (The) ..................        3,400            218,620
                                                            --------------
                                                                 974,832
                                                            --------------
CONTAINERS - METAL & GLASS (0.2%)
Owens-Illinois, Inc. + .................       21,100            166,268
                                                            --------------
CONTAINERS/PACKAGING - PAPER (0.2%)
Pactiv Corp. + .........................        7,600            106,248
                                                            --------------
ELECTRIC COMPANIES (6.5%)
Allegheny Energy, Inc. .................        9,100            465,556
Ameren Corp. ...........................        1,200             50,364
Cinergy Corp. ..........................       12,500            433,500
CMS Energy Corp. .......................        5,650            176,845
Constellation Energy Group .............        1,400             66,836
Dominion Resources, Inc. ...............        1,600            109,584
Duke Energy Corp. ......................        1,700             79,492
Entergy Corp. ..........................       12,000            486,000
Exelon Corp. ...........................        1,500            103,575
FirstEnergy Corp. ......................        4,000            121,200
FPL Group, Inc. ........................        1,700            101,830
Pinnacle West Capital Corp. ............        2,500            125,475
PPL Corp. ..............................       11,350            624,250
Public Service Co. of New Mexico .......        6,800            245,684
Public Service Enterprise Group, Inc. ..        1,800             83,592
Reliant Energy Inc. ....................       11,300            559,915
TECO Energy, Inc. ......................        5,350            171,146
Unisource Energy Corp. .................       10,400            241,384
Xcel Energy, Inc. ......................        6,400            199,680
                                                            --------------
                                                               4,445,908
                                                            --------------
ELECTRIC UTILITIES (0.2%)
Puget Energy, Inc. .....................        6,500            154,310
                                                            --------------
ELECTRICAL EQUIPMENT (1.0%)
Black Box Corp. +.......................        3,750            218,212
General Electric Co. ...................        9,200            446,476
                                                            --------------
                                                                 664,688
                                                            --------------
ELECTRONICS - DEFENSE (0.2%)
Engineered Support Systems, Inc. .......        5,962            158,053
                                                            --------------
ELECTRONICS - INSTRUMENTS (0.7%)
PerkinElmer, Inc. ......................        6,900            461,679
                                                            --------------
ELECTRONICS - SEMICONDUCTORS (1.6%)
Advanced Micro Devices, Inc. + .........       19,500            604,500
Intel Corp. ............................        6,500            200,915
Maxim Integrated Products, Inc. + ......        1,800             91,980
National Semiconductor Corp. + .........        6,000            172,800

8 See Notes to Portfolio of Investments.

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
ASCENT (continued)
================================================================================



                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          -------------     --------------
UNITED STATES  (CONTINUED)
ELECTRONICS - SEMICONDUCTORS (CONTINUED)
QLogic Corp. + .........................          100              4,289
                                                            --------------
                                                               1,074,484
                                                            --------------
FINANCIAL - DIVERSIFIED (2.5%)
Ambac Financial Group, Inc. ............        8,300            446,623
CIT Group, Inc. (The) ..................       13,600            499,120
Citigroup Inc. .........................        1,400             68,810
Fannie Mae .............................        3,800            304,988
Freddie Mac ............................        2,500            164,500
National Golf Properties, Inc. .........        1,100             26,070
Security Capital Group Inc. - Class B +.        2,700             55,890
USA Education Inc. .....................        1,800            127,980
                                                            --------------
                                                               1,693,981
                                                            --------------
FOODS (0.2%)
Suiza Foods Corp. + ....................        2,650            122,828
                                                            --------------
FOOTWEAR (0.2%)
Reebok International Ltd. + ............        4,000            102,520
                                                            --------------
GAMING, LOTTERY, & PARI-MUTUEL (0.5%)
Anchor Gaming + ........................        3,900            212,550
Aztar Corp. +...........................        9,400            121,918
                                                            --------------
                                                                 334,468
                                                            --------------
HEALTH CARE - DRUGS (0.2%)
Barr Laboratories, Inc. + ..............        2,600            150,670
                                                            --------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (0.9%)
Pfizer, Inc. ...........................       14,500            627,850
                                                            --------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
LifePoint Hospitals, Inc. + ............        1,200             41,664
                                                            --------------
HEALTH CARE - LONG TERM CARE (0.0%)
Manor Care, Inc. + .....................          200              4,640
                                                            --------------
HEALTH CARE - MANAGED CARE (1.7%)
Oxford Health Plans, Inc. + ............        4,850            150,835
Rightchoice Managed Care, Inc. + .......        4,550            184,730
Trigon Healthcare, Inc. + ..............        2,600            156,546
UnitedHealth Group Inc. ................        2,700            176,796
Wellpoint Health Networks, Inc. + ......        4,600            451,950
                                                            --------------
                                                               1,120,857
                                                            --------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (1.0%)
Baxter International, Inc. .............        5,000            455,750
Biomet, Inc. ...........................          400             17,092
Cooper Companies, Inc. .................        4,200            186,480
                                                            --------------
                                                                 659,322
                                                            --------------
HEALTH CARE - SPECIAL SERVICES (0.4%)
HEALTHSOUTH Corp. + ....................        5,600             78,680
Laboratory Corp. of America Holdings +..        1,350            190,350
                                                            --------------
                                                                 269,030
                                                            --------------
HOMEBUILDING (2.1%)
Jones Lang LaSalle Inc. +...............        1,400             17,920
KB HOME ................................        1,500             45,330
MDC Holdings, Inc. .....................        3,550            152,721
NVR, Inc. +.............................        1,250            238,275


UNITED STATES  (CONTINUED)
HOMEBUILDING (CONTINUED)
Pulte Corp. ............................       13,900            650,242
Standard Pacific Corp. .................        7,450            151,980
Toll Brothers, Inc. + ..................        4,850            172,175
Trammell Crow Co. +.....................        1,100             12,353
                                                            --------------
                                                               1,440,996
                                                            --------------
INSURANCE - LIFE/HEALTH (2.2%)
AFLAC, Inc. ............................       15,300            486,540
American General Corp. .................        2,700            117,747
Lincoln National Corp. .................        9,700            447,752
UnumProvident Corp. ....................       14,900            445,659
                                                            --------------
                                                               1,497,698
                                                            --------------
INSURANCE - MULTI-LINE (0.6%)
CIGNA Corp. ............................          300             32,010
Hartford Financial Services Group, Inc.         1,200             74,520
Loews Corp. ............................        2,200            148,302
StanCorp Financial Group. Inc...........        3,250            148,623
                                                            --------------
                                                                 403,455
                                                            --------------
INSURANCE - PROPERTY/CASUALTY (1.9%)
Allstate Corp. (The) ...................        4,200            175,350
Chubb Corp. ............................          400             26,700
MBIA, Inc. .............................        8,400            401,940
MGIC Investment Corp. ..................        2,000            129,980
Old Republic International Corp. .......        6,500            187,785
Progressive Corp. ......................          600             70,080
Radian Group Inc. ......................        2,600            201,500
RenaissanceRe Holdings Ltd. ............        1,800            115,020
                                                            --------------
                                                               1,308,355
                                                            --------------
LEISURE TIME - PRODUCTS (0.4%)
Direct Focus, Inc. +....................        7,300            248,784
                                                            --------------
LODGING - HOTELS (0.1%)
Crestline Capital Corp. +...............          600             16,200
Extended Stay America, Inc. + ..........          700             11,095
MeriStar Hospitality Corp. .............          700             14,070
                                                            --------------
                                                                  41,365
                                                            --------------
MANUFACTURING - DIVERSIFIED (0.6%)
American Standard Companies, Inc. +.....        1,700            102,425
ITT Industries, Inc. ...................        3,000            132,210
Kaman Corp. ............................        6,150            102,398
Thermo Electron Corp. +.................        3,900            102,804
                                                            --------------
                                                                 439,837
                                                            --------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (0.3%)
Inverness Medical Technology, Inc. + ...        6,150            215,250
                                                            --------------
METAL FABRICATORS (0.1%)
General Cable Corp. ....................        8,100             96,471
                                                            --------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (2.0%)
Dynegy Inc. - Class A...................        1,300             75,205
El Paso Energy Corp. ...................        8,400            577,920
Energen Corp. ..........................        6,500            241,475
KeySpan Energy Corp. ...................        1,300             51,610

                                       See Notes to Portfolio of Investments.  9

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
ASCENT (CONTINUED)
================================================================================

                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          -------------     --------------
UNITED STATES  (CONTINUED)
NATURAL GAS - DISTRIBUTION - PIPE LINE (CONTINUED)
ONEOK, Inc. ............................        2,100             90,762
Peoples Energy Corp. ...................        1,600             63,600
Sempra Energy ..........................        4,200            116,214
Southwestern Energy Co. + ..............       10,050            132,157
                                                            --------------
                                                               1,348,943
                                                            --------------
OIL & GAS - DRILLING & EQUIPMENT (0.8%)
Helmerich & Payne, Inc. ................        3,250            166,497
Lone Star Technologies, Inc. + .........          500             26,350
Noble Drilling Corp. + .................          300             14,550
Seitel, Inc. + .........................       10,400            202,904
Veritas DGC, Inc. + ....................        4,200            136,500
                                                            --------------
                                                                 546,801
                                                            --------------
OIL & GAS - EXPLORATION/PRODUCTION (0.7%)
Anadarko Petroleum Corp. ...............        1,900            122,778
Apache Corp. ...........................          300             19,188
Burlington Resources, Inc. .............          500             23,605
Kerr-McGee Corp. .......................        1,200             85,980
Vintage Petroleum, Inc. ................        9,750            201,435
                                                            --------------
                                                                 452,986
                                                            --------------
OIL & GAS - REFINING & MARKETING (2.2%)
Ashland Oil Inc. .......................       10,600            456,436
Tosco Corp. ............................       13,100            603,255
Ultramar Diamond Shamrock Corp. ........        5,850            263,893
Valero Energy Corp. ....................        3,400            163,744
                                                            --------------
                                                               1,487,328
                                                            --------------
OIL - DOMESTIC INTEGRATED (3.6%)
Amerada Hess Corp. .....................        6,100            533,750
Conoco Inc. - Class B ..................       15,700            477,594
Occidental Petroleum Corp. .............       17,200            518,064
Phillips Petroleum Co. .................        7,500            447,000
USX-Marathon Group .....................       14,800            473,008
                                                            --------------
                                                               2,449,416
                                                            --------------
OIL - INTERNATIONAL INTEGRATED (1.3%)
Chevron Corp. ..........................        1,800            173,808
Exxon Mobil Corp. ......................        8,100            717,660
                                                            --------------
                                                                 891,468
                                                            --------------
PAPER & FOREST PRODUCTS (0.0%)
Westvaco Corp. .........................          200              5,276
                                                            --------------
PUBLISHING (0.4%)
Harcourt General, Inc. .................          100              5,482
Scholastic Corp. .......................        5,800            242,092
                                                            --------------
                                                                 247,574
                                                            --------------
RAILROADS (0.0%)
Burlington Northern Santa Fe Corp. .....          900             26,460
                                                            --------------
REIT DIVERSIFIED (6.0%)
Alexandria Real Estate Equities, Inc. ..          600             22,272
AMB Property Corp. .....................        2,100             52,290
American Land Lease, Inc. ..............          400              4,640
AMLI Residential Properties Trust ......          800             18,656


UNITED STATES  (CONTINUED)
REIT DIVERSIFIED (CONTINUED)
Annaly Mortgage Management Inc. ........        2,300             26,496
Apartment Investment & Management Co. ..        2,500            111,450
Archstone Communities Trust ............        3,600             92,808
Arden Realty Group, Inc. ...............        1,700             42,619
Associated Estates Realty ..............        1,300             11,232
Avalonbay Communities, Inc. ............        5,273            239,394
Beazer Homes USA, Inc. + ...............        1,600             93,440
Bedford Property Investors, Inc. .......          800             15,256
Boston Properties, Inc. ................        8,100            320,031
Brandywine Realty Trust ................        1,000             19,720
BRE Properties, Inc. ...................          800             22,600
Burnham Pacific Properties, Inc. .......        2,300             11,109
Camden Property Trust ..................        1,600             53,280
Capital Automotive REIT ................        1,200             19,032
CBL & Associates Properties, Inc. ......          600             16,530
Centerpoint Properties Corp. ...........          400             18,640
Charles E. Smith Residential Realty,
 Inc....................................          600             27,000
Chateau Communities, Inc. ..............          400             12,440
Chelsea GCA Realty, Inc. ...............          600             26,250
Colonial Properties Trust ..............        1,700             49,130
Commercial Net Lease Realty ............          800              9,880
Corporate Office Properties Trust SBI ..        1,100             11,000
Cousins Properties, Inc. ...............        1,300             33,865
Crescent Real Estate Equities, Inc. ....        1,600             38,064
Crown America Realty Trust .............        2,600             18,174
Developers Diversified Realty Corp. ....        2,700             40,824
Duke-Weeks Realty Corp. ................        2,900             66,816
Eastgroup Properties, Inc. .............          700             15,085
ElderTrust + ...........................          500              2,080
Entertainment Properties Trust .........        1,600             25,280
Equity Office Properties Trust .........        8,200            234,110
Equity One, Inc. .......................          300              3,336
Equity Residential Properties Trust ....        3,903            204,869
Essex Property Trust, Inc. .............          100              4,700
Federal Realty Inc. ....................        1,100             21,450
FelCor Lodging Trust Inc. ..............        1,700             37,383
First Industrial Realty Trust, Inc. ....        1,300             39,975
Forest City Enterprises Inc. ...........          400             17,760
Gables Residential Trust ...............          900             25,920
General Growth Properties, Inc. ........        1,700             61,387
Glenborough Realty Trust, Inc. .........        1,400             24,360
Health Care Property Investors, Inc. ...        1,600             57,760
Health Care REIT, Inc. .................        1,100             25,685
Healthcare Realty Trust, Inc. ..........        1,273             30,552
Highwood Properties, Inc. ..............        1,500             38,550
Home Properties of New York, Inc. ......          900             25,515
Host Marriott Corp. ....................        7,400             95,386
Innkeepers USA Trust ...................          900             10,215
iStar Financial Inc. ...................        1,100             27,500
J.P. Realty Inc. .......................        1,200             25,128

10 See Notes to Portfolio of Investments.

================================================================================

                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          -------------     --------------
UNITED STATES  (CONTINUED)
REIT DIVERSIFIED (CONTINUED)
Keystone Property Trust ................          800              9,720
Kimco Realty Corp. .....................        1,550             68,200
Konover Property Trust .................        2,600              9,880
Kramont Realty Trust ...................        2,000             22,700
L.N.R. Property Corp. ..................          700             19,950
Lexington Corporate Properties Trust ...        1,100             14,190
Liberty Property Trust .................        2,200             63,470
LTC Properties, Inc. ...................        2,200              8,690
Mack-Cali Realty Corp. .................        4,100            109,798
Manufactured Home Communities, Inc. ....          600             16,080
Mid Atlantic Realty Trust ..............          400              4,804
Mid-America Apartment Communities, Inc.           400              9,160
Mills Corp. ............................          600             12,732
National Health Investors, Inc..........          700              7,350
Nationwide Health Properties, Inc. .....          600             10,590
New Plan Excel Realty Trust ............          900             14,175
Pan Pacific Retail Properties, Inc. ....          800             18,016
Parkway Properties, Inc. ...............          600             17,232
Pinnacle Holdings Inc. + ...............        1,100              9,735
Prentiss Properties Trust ..............          700             17,745
Prime Group Realty Trust ...............          800             11,040
ProLogis Trust .........................        4,400             90,640
PS Business Parks, Inc. ................          800             21,376
Public Storage, Inc. ...................        3,100             84,413
Reckson Associates Realty Corp. ........        2,000             47,020
Regency Centers Corp. ..................        1,100             27,445
Rouse Co. (The) ........................        1,000             26,640
Senior Housing Properties Trust ........        2,200             26,400
Shurgard Storage Centers, Inc. .........          500             13,580
Simon Property Group, Inc. .............        2,900             76,763
SL Green Realty Corp. ..................        2,800             80,108
Sovran Self Storage, Inc. ..............        1,000             24,650
Spieker Properties, Inc. ...............        2,400            132,480
Starwood Hotels & Resorts Worldwide,
 Inc....................................          600             21,654
Storage USA, Inc. ......................          500             16,875
Summit Properties Inc. .................          600             14,448
Sun Communities, Inc. ..................          500             16,775
Taubman Centers, Inc. ..................        3,000             37,200
U.S. Restaurant Properties, Inc. .......          500              6,025
United Mobile Homes, Inc. ..............          400              4,340
Universal Health Realty Income Trust ...          200              4,300
Ventas, Inc. ...........................        5,000             44,150
Vornado Realty Trust ...................        4,000            146,880
Washington Real Estate Investment Trust           700             15,316
Weingarten Realty Investors ............          800             33,904
                                                            --------------
                                                               4,087,563
                                                            --------------
RESTAURANTS (0.4%)
Darden Restaurants, Inc. ...............        1,800             49,158
Landry's Seafood Restaurants, Inc. .....        6,800             82,416


UNITED STATES  (CONTINUED)
RESTAURANTS (CONTINUED)
RARE Hospitality International, Inc. + .        6,000            167,700
                                                            --------------
                                                                 299,274
                                                            --------------
RETAIL - HOME SHOPPING (0.2%)
PolyMedica Corp. + .....................        3,900            105,924
                                                            --------------
RETAIL SPECIALITY - APPAREL (0.9%)
Christopher & Banks Corp. + ............        5,850            231,367
Hot Topic, Inc. + ......................        5,850            195,507
Wilsons The Leather Experts Inc. + .....        9,750            215,768
                                                            --------------
                                                                 642,642
                                                            --------------
SAVINGS & LOAN COMPANIES (3.2%)
Astoria Financial Corp. ................        3,750            216,975
Dime Bancorp, Inc. .....................        4,100            136,735
Downey Financial Corp. .................        5,850            251,784
FirstFed Financial Corp. + .............        7,150            214,500
Golden State Bancorp, Inc. .............        9,100            271,180
Golden West Financial Corp. ............        7,800            457,860
GreenPoint Financial Corp. .............        3,750            138,000
Washington Mutual Financial Corp. ......        9,300            464,349
                                                            --------------
                                                               2,151,383
                                                            --------------
SERVICES - COMMERCIAL & CONSUMER (1.4%)
Corinthian Colleges Inc. + .............        1,600             65,600
F.Y.I. Inc. + ..........................        4,850            168,537
H&R Block, Inc. ........................        8,300            456,500
Rent-A-Center, Inc. + ..................        4,200            152,040
Sylvan Learning Systems, Inc. + ........        4,000             80,880
                                                            --------------
                                                                 923,557
                                                            --------------
SERVICES - COMPUTER SYSTEMS (0.3%)
Sabre Holdings Corp. + .................        3,750            186,975
                                                            --------------
STEEL (0.2%)
Maverick Tube Corp. +...................        5,850            142,740
                                                            --------------
TELECOMMUNICATIONS (0.3%)
West Corp. + ...........................        8,750            219,188
                                                            --------------
TOBACCO (0.7%)
Philip Morris Co. Inc. .................        6,300            315,693
R.J. Reynolds Tobacco Holdings, Inc. ...        3,150            184,495
                                                            --------------
                                                                 500,188
                                                            --------------
WASTE MANAGEMENT (0.0%)
Allied Waste Industries, Inc. ..........          400              6,368
                                                            --------------
TOTAL UNITED STATES COMMON STOCKS                             41,978,233
 (COST $37,149,409)
                                                            --------------
FOREIGN COMMON STOCKS (13.9%)
CANADA  (0.4%)
Brookfield Properties Co. (Real Estate)           900             15,309
Canadian Hunter Exploration Ltd. (Oil &
 Gas - Exploration/Production) +........        4,500            130,036

                                      See Notes to Portfolio of Investments.  11

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
ASCENT (CONTINUED)
================================================================================

                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          -------------     --------------
CANADA  (CONTINUED)
Celestica Inc. (Electronics -
 Semiconductors) + .....................        2,800            143,080
                                                            --------------
TOTAL CANADA                                                     288,425
                                                            --------------
DENMARK  (0.9%)
Novo-Nordisk A/S (Health Care -
 Drugs/Pharmaceuticals).................        6,500            247,081
Vestas Wind Systems A/S (Electrical
 Equipment) + ..........................        7,800            364,135
                                                            --------------
TOTAL DENMARK                                                    611,216
                                                            --------------
FINLAND  (0.5%)
Nokia Oyj, ADR (Communications
 Equipment).............................       10,700            365,833
                                                            --------------
FRANCE  (1.3%)
Altran Technologies SA
 (Aerospace/Defense) + .................        4,200            271,831
Aventis SA (Specialty Chemicals) +......        3,900            301,861
PSA Peugeot Citroen (Automotive) .......          200             57,079
Total Fina Elf (Oil) ...................        1,700            253,213
                                                            --------------
TOTAL FRANCE                                                     883,984
                                                            --------------
IRELAND  (0.2%)
Bank of Ireland (Financial -
 Diversified)...........................       13,600            130,344
                                                            --------------
ISRAEL  (0.5%)
Check Point Software Technologies Ltd.
 (Computers Software/Services) + .......        5,400            338,742
                                                            --------------
ITALY  (0.2%)
Credito Italiano (Banks & Thrifts) + ...       22,200            104,711
                                                            --------------
JAPAN  (2.6%)
Canon, Inc. (Electrical Machinery &
 Instruments)...........................        5,000            196,301
Fast Retailing Co. Ltd. (Retail
 Speciality - Apparel) .................        1,100            237,479
Honda Motor Co. (Automotive) ...........        9,000            362,083
Matsushita Electric Industrial Co., Ltd.
 (Electrical Machinery & Instruments) ..       13,000            216,781
NTT DoCoMo, Inc. (Other
 Telecommunications)....................           14            287,854
Promise Co., Ltd. (Consumer Finance) ...        1,600            130,813
Sony Corporation (Semiconductors &
 Electronics)...........................        4,400            329,105
                                                            --------------
TOTAL JAPAN                                                    1,760,416
                                                            --------------
MEXICO  (0.3%)
Cemex SA de CV, ADR (Forest Products &
 Building Materials) + .................        8,300            192,311
                                                            --------------
NETHERLANDS  (1.0%)
Hagemeyer NV (Semiconductors &
 Electronics)...........................        5,500            109,961
Koninklijke (Royal) Philips Electronics
 NV (Electronics - Component Dist.) ....        4,100            120,357
Koninklijke Ahold NV (Food & Drug
 Retail) +..............................       10,241            317,788
VNU NV (Publishing) ....................        2,900            120,458
                                                            --------------
TOTAL NETHERLANDS                                                668,564
                                                            --------------
SINGAPORE  (0.1%)
Flextronics International Ltd.
 (Electrical Equipment) ................        2,700             72,603
                                                            --------------
SOUTH KOREA  (0.4%)
Samsung Electronics (Electronics -
 Component Dist.) ......................        6,700            233,327
                                                            --------------

SPAIN  (0.7%)
Banco Santander Central Hispano SA
 (Banks & Thrifts) .....................        4,100             40,713
Telefonica SA (Other Telecommunications)
 +......................................       26,027            440,281
                                                            --------------
TOTAL SPAIN                                                      480,994
                                                            --------------
SWEDEN  (0.7%)
HiQ International AB (Services - Data
 Processing)............................       36,400            166,920
Svenska Handelsbank (Banks) ............       12,000            178,756
Telelogic AB (Semiconductors &
 Electronics) +.........................       53,600            148,208
                                                            --------------
TOTAL SWEDEN                                                     493,884
                                                            --------------
SWITZERLAND  (1.3%)
Logitech International SA (Computers -
 Peripherals) +.........................          800            244,395
Nestle SA Registered Shares (Food &
 Beverage)..............................          120            248,452
Tecan AG (Biotechnology & Medical
 Products) + ...........................          100             95,395
UBS AG (Banks - Money Center) +.........        2,100            319,557
                                                            --------------
TOTAL SWITZERLAND                                                907,799
                                                            --------------
UNITED KINGDOM  (2.8%)
Cable & Wireless Plc (Other
 Telecommunications)....................       24,996            183,650
Celltech Group Plc (Biotechnology &
 Medical Products) + ...................        9,600            166,202
Energis Plc (Other Telecommunications) +       34,300            178,638
GlaxoSmithKline Plc (Drugs) ............        3,800            203,566
Lloyds TSB Group Plc (Diversified
 Financial Services) ...................       28,409            295,305
Northern Rock Plc (Financial -
 Diversified)...........................       16,900            132,630
Shire Pharmaceuticals Group Plc (Drugs)
 +......................................        4,900            244,510
Vodafone AirTouch Plc (Cellular/Wireless
 Telecommunications)....................      103,017            312,849
WPP Group Plc (Commercial Services) + ..       16,500            197,719
                                                            --------------
TOTAL UNITED KINGDOM                                           1,915,069
                                                            --------------
TOTAL FOREIGN COMMON STOCKS
 (COST $9,098,687)                                             9,448,222
                                                            --------------
TOTAL COMMON STOCKS (COST $46,248,096)                        51,426,455
                                                            --------------
PREFERRED STOCKS (0.3%)
GERMANY  (0.3%)
MLP AG (Investment Management) + .......        1,800            199,485
                                                            --------------
TOTAL PREFERRED STOCKS (COST $177,098)                           199,485
                                                            --------------

                                           PRINCIPAL
                                             AMOUNT
                                          -------------
LONG-TERM BONDS AND NOTES (14.5%)
CORPORATE BONDS  (3.5%)
Alcoa Inc., 7.38%, 08/01/10 ............  $    20,000             21,345
Allstate Corp., 7.88%, 05/01/05 ........       35,000             37,508
Associates Corp. NA, 6.95%, 11/01/18 ...       35,000             34,410
AT&T Capital Corp., 6.75%, 02/04/02 ....       30,000             30,318
Bank of America Corp., 7.40%, 01/15/11 .       20,000             20,819
Bank One Corp., 6.50%, 02/01/06 ++ .....        5,000              5,073
Boeing Capital Corp., 6.10%, 03/01/11 ..       30,000             29,279
Boeing Capital Corp., 7.10%, 09/27/05 ..       70,000             73,934

12 See Notes to Portfolio of Investments.

================================================================================

                                            PRINCIPAL          MARKET
                                              AMOUNT           VALUE
                                          -------------     --------------
CORPORATE BONDS  (CONTINUED)
Capital Auto Receivables Asset Trust,
 6.30%, 05/15/04 .......................  $    90,000        $    90,573
Chase Manhattan Corp., 7.09%, 02/15/09 .       60,000             62,812
CIT Group Holdings, Inc., 7.50%,
 11/14/03...............................       25,000             26,007
Citigroup Inc., 7.25%, 10/01/10 ........       85,000             88,313
ConAgra Foods, Inc., 7.50%, 09/15/05 ...       75,000             78,577
Conoco Inc., 5.90%, 04/15/04 ...........       30,000             30,089
Countrywide Home Loans, Inc., 6.85%,
 06/15/04...............................       25,000             25,652
Cox Communications Inc., 7.75%, 08/15/06       95,000             99,625
Duke Energy Corp., 7.38%, 03/01/10 .....       15,000             15,628
Duke Energy Field Services, Inc.,
 7.88%, 08/16/10 .......................       35,000             36,977
Electronic Data Systems Corp., 6.85%,
 10/15/04...............................      100,000            102,335
Enron Corp., 7.88%, 06/15/03 ...........      105,000            109,446
First Union National Bank, 7.88%,
 02/15/10...............................       10,000             10,691
Ford Motor Credit Corp., 7.38%, 10/28/09       20,000             20,494
Ford Motor Credit Corp., 7.50%, 03/15/05       25,000             25,980
Ford Motor Credit Corp., 7.88%, 06/15/10       20,000             21,245
General Electric Capital Corp., 6.81%,
 11/03/03...............................       30,000             31,232
General Electric Capital Corp., 7.38%,
 01/19/10...............................       40,000             43,204
General Motors Acceptance Corp.,
 7.63%, 06/15/04 .......................       20,000             20,966
General Motors Acceptance Corp.,
 7.75%, 01/19/10 .......................       30,000             31,597
Honeywell International, 6.88%, 10/03/05       40,000             41,592
Honeywell International, 7.50%, 03/01/10       30,000             32,229
Household Finance Corp., 5.88%, 09/25/04       45,000             45,067
Household Finance Corp., 7.88%, 03/01/07       10,000             10,740
Interpublic Group of Co.'s, Inc., 7.88%,
 10/15/05...............................       55,000             57,047
Kellogg Co., 6.60%, 04/01/11 ++ ........       75,000             72,653
Kellogg Co., 7.45%, 04/01/31 ++ ........       20,000             19,396
MBNA Master Credit Card Trust, 6.40%,
 01/18/05...............................      100,000            102,093
Mellon Bank NA, 7.63%, 09/15/07 ........       30,000             32,071
Morgan Stanley Dean Witter & Co.,
 5.63%, 01/20/04 .......................       10,000             10,050
Morgan Stanley Dean Witter & Co.,
 7.13%, 01/15/03 .......................       20,000             20,674
Norwest Financial, Inc., 5.38%, 09/30/03       45,000             45,050
Pepsi Bottling Holdings Inc., 5.38%,
 02/17/04...............................       25,000             24,728
Phillips Petroleum Co., 8.75%, 05/25/10        50,000             57,115
Qwest Capital Funding Inc., 7.75%,
 08/15/06...............................       90,000             94,708
Qwest Capital Funding Inc., 7.90%,
 08/15/10...............................       65,000             68,327
Raytheon Co., 6.15%, 11/01/08 ..........       80,000             74,822
Repsol International Finance, 7.45%,
 07/15/05...............................       85,000             88,903
Tennessee Gas Pipeline, 7.00%, 10/15/28        60,000             53,851
Textron Financial Corp., 7.13%, 12/09/04      105,000            107,784
United Technologies Corp., 7.13%,
 11/15/10...............................       30,000             31,389
Verizon Global Funding Corp., 7.25%,
 12/01/10 ++ ...........................       60,000             62,128
WorldCom, Inc., 7.38%, 01/15/06 ........       40,000             40,267
                                                            --------------
TOTAL CORPORATE BONDS (COST $2,348,376)                        2,416,813
                                                            --------------

FOREIGN AND SUPRANATIONALS  (0.4%)
AT&T Canada Inc., Zero Coupon, 06/15/08   $    65,000        $    54,558
British Telecommunications, 8.13%,
 12/15/10...............................       10,000             10,377
France Telecom, 7.75%, 03/01/11 ++ .....       20,000             20,161
Norsk Hydro A/S, 7.15%, 01/15/29 .......       55,000             52,392
Ontario (Province of), 6.00%, 02/21/06 .       30,000             30,423
Quebec (Province of), 7.50%, 09/15/29 ..       10,000             10,659
Telefonica Europe BV, 7.35%, 09/15/05 ..       20,000             20,792
Tyco International Group SA, 6.13%,
 11/01/08...............................       25,000             23,828
Tyco International Group SA, 6.13%,
 01/15/09...............................       40,000             38,048
Tyco International Group SA, 6.75%,
 02/15/11...............................       20,000             19,809
                                                            --------------
TOTAL FOREIGN AND SUPRANATIONALS (COST $275,717)                 281,047
                                                            --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES  (5.9%)
Federal Home Loan Mortgage Corp.,
 6.50%, 01/01/24 .......................      452,943            450,959
Federal Home Loan Mortgage Corp.,
 7.50%, 12/01/11 .......................      108,812            112,472
Federal National Mortgage Assoc.,
 6.00%, 06/01/28 .......................       82,564             79,855
Federal National Mortgage Assoc.,
 6.50%, 11/01/13 .......................      205,325            207,251
Federal National Mortgage Assoc.,
 7.00%, 05/01/30 # .....................      180,000            181,575
Federal National Mortgage Assoc.,
 7.50%, 07/01/11 .......................       60,422             62,386
Federal National Mortgage Assoc.,
 7.50%, 11/01/30 .......................      691,518            705,563
Federal National Mortgage Assoc.,
 8.00%, 07/15/29 # .....................      340,000            351,795
Federal National Mortgage Assoc.,
 8.50%, 09/01/26 .......................      260,240            276,911
Federal National Mortgage Assoc. -
 Conventional Loan, 6.50%, 11/01/27 ....      172,452            170,943
Government National Mortgage Assoc.,
 6.50%, 01/15/29 .......................      174,139            172,833
Government National Mortgage Assoc.,
 6.50%, 06/15/31 # .....................      260,000            257,889
Government National Mortgage Assoc.,
 7.00%, 07/06/26 # .....................      260,000            262,681
Government National Mortgage Assoc.,
 7.00%, 02/15/28 .......................      376,615            380,614
Government National Mortgage Assoc.,
 7.50%, 06/15/31 # .....................      200,000            204,750
Government National Mortgage Assoc.,
 8.00%, 07/15/24 .......................      118,506            123,283
                                                            --------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (COST $3,947,573)                                  4,001,760
                                                            --------------
U.S. TREASURY OBLIGATIONS  (4.7%)
U.S. Treasury Bond, 5.25%, 02/15/29 ....       56,000             50,969
U.S. Treasury Bond, 6.13%, 08/15/29 ....      684,000            705,054
U.S. Treasury Bond, 6.25%, 02/15/07 ....       44,000             46,571
U.S. Treasury Bond, 8.13%, 08/15/21 ....      254,000            319,682
U.S. Treasury Note, 4.25%, 03/31/03 ....      164,000            163,769
U.S. Treasury Note, 5.00%, 02/15/11 ....        9,000              8,772


                                       See Notes to Portfolio of Investments. 13

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
ASCENT (CONTINUED)
================================================================================

                                           PRINCIPAL           MARKET
                                             AMOUNT             VALUE
                                          -------------     --------------
U.S. TREASURY OBLIGATIONS  (CONTINUED)
U.S. Treasury Note, 5.38%, 06/30/03 ....  $   190,000        $   193,859
U.S. Treasury Note, 5.50%, 03/31/03 ....      180,000            183,796
U.S. Treasury Note, 5.75%, 11/15/05 ....      565,000            584,600
U.S. Treasury Note, 5.75%, 08/15/10 ....       24,000             24,611
U.S. Treasury Note, 6.00%, 08/15/04 ....      161,000            167,239
U.S. Treasury Note, 6.00%, 08/15/09 ....      211,000            220,001
U.S. Treasury Note, 6.50%, 02/15/10 ....      150,000            161,579
U.S. Treasury Note, 6.75%, 05/15/05 ....      322,000            344,189
U.S. Treasury Note, 6.88%, 05/15/06 ....       33,000             35,789
TOTAL U.S. TREASURY OBLIGATIONS (COST $3,155,560)              3,210,480
                                                            --------------
TOTAL LONG-TERM BONDS AND NOTES
 (COST $9,727,226)                                             9,910,100
                                                            --------------
SHORT-TERM INVESTMENTS (9.6%)
Countrywide Home Loans, Inc., 5.17%,
 09/05/01 *.............................    2,800,000          2,803,500
Federal National Mortgage Assoc.,
 4.53%, 05/01/01 .......................    1,046,000          1,046,000
Student Loan Marketing Assoc., 4.76%,
 07/19/01...............................    1,500,000          1,499,850
U.S. Treasury Bill, 3.84%, 10/04/01 @ ..      200,000            196,680
VF Corp., 4.80%, 07/16/01 ..............    1,000,000            990,940
                                                            --------------
TOTAL SHORT-TERM INVESTMENTS                                   6,536,970
 (COST $6,532,842)
                                                            --------------
TOTAL INVESTMENTS (COST $62,685,262)(A)                       68,073,010
OTHER ASSETS LESS LIABILITIES                                     57,783
                                                            --------------
TOTAL NET ASSETS                                             $68,130,793
                                                            --------------


NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $63,158,403. Unrealized gains and losses, based on identified tax cost at April 30, 2001, are as follows:

Unrealized gains..............................$5,591,768
Unrealized losses.............................  (677,161)
                                              ----------
  Net unrealized gain.........................$4,914,607
                                              ==========
++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
* Segregated securities for purchases of delayed delivery or when-issued securities held at April 30, 2001.
#   When-issued or delayed delivery security.
+   Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2001.


Information concerning open futures contracts at April 30, 2001 is shown below:

                                NO. OF                NOTIONAL              EXPIRATION            UNREALIZED
                              CONTRACTS                VALUE                   DATE               GAIN/(LOSS)
                             ----------              --------                --------            ------------
   LONG CONTRACTS
---------------------
CAC 40 Index Futures......      27                  $1,338,385                Jun 01              $ 121,726
DAX Index Futures.........       5                     695,981                Jun 01                (10,085)
FTSE 100 Index Futures....       6                     514,745                Jun 01                 (5,365)
TOPIX Index Futures.......       6                     665,884                Jun 01                 87,424
                                                    ----------                                    ---------
                                                    $3,214,995                                    $ 193,700
                                                    ==========                                    =========

Category percentages are based on net assets.







14 See Notes to Financial Statements.

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
CROSSROADS
================================================================================

                                              NUMBER OF           MARKET
                                                SHARES             VALUE
                                            -------------     --------------
COMMON STOCKS (56.3%)

UNITED STATES (46.9%)

AEROSPACE/DEFENSE (2.0%)
Boeing Co...................................        7,900        $   488,220
General Dynamics Corp.......................        1,400            107,912
Goodrich (B.F.) Co..........................        2,200             86,680
Lockheed Martin Corp........................       12,600            443,016
Northrop Grumman Corp.......................        4,900            442,225
Precision Castparts Corp....................        2,500             93,400
                                                              --------------
                                                                   1,661,453
                                                              --------------
AIRLINES (0.0%)
Southwest Airlines Co.......................           50                911
                                                              --------------
APPAREL (0.0%)
Skechers U.S.A. Inc. +......................        1,000             36,050
                                                              --------------
AUTOMOBILES (0.2%)
Ford Motor Co...............................        6,500            191,620
                                                              --------------
BEVERAGES - ALCOHOLIC (0.2%)
Constellation Brands, Inc. +................        2,900            189,225
                                                              --------------
BEVERAGES - NON-ALCOHOLIC (0.2%)
Pepsi Bottling Group, Inc. (The)............        4,750            190,095
                                                              --------------
BIOTECHNOLOGY (0.2%)
IDEC Pharmaceuticals Corp. +................          700             34,440
Invitrogen Corp. +..........................        2,150            151,597
                                                              --------------
                                                                     186,037
                                                              --------------
CHEMICALS (0.2%)
Air Products and Chemicals, Inc.............        2,600            111,774
Eastman Chemical Co.........................          400             21,296
                                                              --------------
                                                                     133,070
                                                              --------------
CHEMICALS - SPECIALITY (0.1%)
GenTek, Inc.................................        7,650             94,478
                                                              --------------
COMMERCIAL SERVICES (0.0%)
National Processing Inc. +..................          600             14,016
                                                              --------------
COMMUNICATIONS EQUIPMENT (0.6%)
Comverse Technology, Inc. +.................        2,500            171,250
Corning, Inc................................        6,300            138,411
Symmetricom, Inc. +.........................       11,000            159,830
                                                              --------------
                                                                     469,491
                                                              --------------
COMPUTER TECHNOLOGY (0.2%)
TALX Corp...................................        5,500            145,805
                                                              --------------
COMPUTERS - HARDWARE (0.2%)
Electronics for Imaging, Inc. +.............        7,050            195,990
Palm, Inc. +................................           14                112
                                                              --------------
                                                                     196,102
                                                              --------------
COMPUTERS - NETWORKING (0.1%)
Cisco Systems, Inc. +.......................        3,000             50,940
                                                              --------------
COMPUTERS SOFTWARE/SERVICES (2.5%)
Adobe Systems, Inc..........................        4,300            193,156
Affiliated Computer Services, Inc. +........        1,950            140,400
BARRA, Inc. +...............................        1,150             52,946
Cadence Design Systems, Inc. +..............        6,550            135,585

UNITED STATES (CONTINUED)

COMPUTERS SOFTWARE/SERVICES (CONTINUED)
Catapult Communications Corp. +.............        6,300        $   178,290
Citrix Systems, Inc. +......................        7,000            198,800
Mentor Graphics Corp. +.....................        6,300            165,753
Mercury Interactive Corp. +.................        6,900            456,435
Microsoft Corp. +...........................        4,300            291,325
Siebel Systems, Inc. +......................        4,100            186,878
Synopsys, Inc. +............................        2,700            155,061
                                                              --------------
                                                                   2,154,629
                                                              --------------
CONSUMER FINANCE (1.0%)
Americredit Corp. +.........................        4,300            199,348
Household International, Inc................        7,600            486,552
PMI Group, Inc. (The).......................        3,050            196,115
                                                              --------------
                                                                     882,015
                                                              --------------
CONTAINERS - METAL & GLASS (0.2%)
Owens-Illinois, Inc. +......................       19,900            156,812
                                                              --------------
CONTAINERS/PACKAGING - PAPER (0.1%)
Pactiv Corp. +..............................        7,000             97,860
                                                              --------------
ELECTRIC COMPANIES (4.9%)
Allegheny Energy, Inc.......................        8,500            434,860
Ameren Corp.................................        1,100             46,167
Cinergy Corp................................       11,500            398,820
CMS Energy Corp.............................        5,050            158,065
Constellation Energy Group..................        1,300             62,062
Dominion Resources, Inc.....................        1,500            102,735
Duke Energy Corp............................        1,500             70,140
Entergy Corp................................       10,800            437,400
Exelon Corp.................................        1,400             96,670
FirstEnergy Corp............................        3,700            112,110
FPL Group, Inc..............................        1,600             95,840
Pinnacle West Capital Corp..................        2,200            110,418
PPL Corp....................................       10,600            583,000
Public Service Co. of New Mexico............        6,250            225,812
Public Service Enterprise Group, Inc........        1,700             78,948
Reliant Energy Inc..........................       10,500            520,275
TECO Energy, Inc............................        5,050            161,550
Unisource Energy Corp.......................        9,800            227,458
Xcel Energy, Inc............................        5,800            180,960
                                                              --------------
                                                                   4,103,290
                                                              --------------
ELECTRIC UTILITIES (0.2%)
Puget Energy, Inc...........................        6,100            144,814
                                                              --------------
ELECTRICAL EQUIPMENT (0.7%)
Black Box Corp. +...........................        3,500            203,665
General Electric Co.........................        8,300            402,799
                                                              --------------
                                                                     606,464
                                                              --------------
ELECTRONICS - DEFENSE (0.2%)
Engineered Support Systems, Inc.............        5,387            142,809
                                                              --------------
ELECTRONICS - INSTRUMENTS (0.5%)
PerkinElmer, Inc............................        6,400            428,224
                                                              --------------

                                      See Notes to Portfolio of Investments.  15

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
CROSSROADS (CONTINUED)
================================================================================

                                                NUMBER OF           MARKET
                                                 SHARES             VALUE
                                              -----------       -----------
UNITED STATES (CONTINUED)
ELECTRONICS - SEMICONDUCTORS (1.2%)
Advanced Micro Devices, Inc. +...............      18,400       $   570,400
Intel Corp...................................       6,000           185,460
Maxim Integrated Products, Inc. +............       1,600            81,760
National Semiconductor Corp. +...............       5,500           158,400
QLogic Corp. +...............................         200             8,578
                                                               ------------
                                                                  1,004,598
                                                               ------------
FINANCIAL - DIVERSIFIED (1.9%)
Ambac Financial Group, Inc...................       7,850           422,408
CIT Group, Inc. (The)........................      12,600           462,420
Citigroup Inc................................       1,300            63,895
Fannie Mae...................................       3,500           280,910
Freddie Mac..................................       2,300           151,340
National Golf Properties, Inc................       1,300            30,810
Security Capital Group Inc. - Class B +......       3,300            68,310
USA Education Inc............................       1,600           113,760
                                                               ------------
                                                                  1,593,853
                                                               ------------
FOODS (0.1%)
Suiza Foods Corp. +..........................       2,350           108,923
                                                               ------------
FOOTWEAR (0.1%)
Reebok International Ltd. +..................       3,700            94,831
                                                               ------------
GAMING, LOTTERY, & PARI-MUTUEL (0.4%)
Anchor Gaming +..............................       3,550           193,475
Aztar Corp. +................................       8,900           115,433
                                                               ------------
                                                                    308,908
                                                               ------------
HEALTH CARE - DRUGS (0.2%)
Barr Laboratories, Inc. +....................       2,300           133,285
                                                               ------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (0.7%)
Pfizer, Inc..................................      13,625           589,962
                                                               ------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.0%)
LifePoint Hospitals, Inc. +..................       1,100            38,192
                                                               ------------
HEALTH CARE - LONG TERM CARE (0.0%)
Manor Care, Inc. +...........................         200             4,640
                                                               ------------
HEALTH CARE - MANAGED CARE (1.2%)
Oxford Health Plans, Inc. +..................       4,300           133,730
Rightchoice Managed Care, Inc. +.............       4,050           164,430
Trigon Healthcare, Inc. +....................       2,300           138,483
UnitedHealth Group Inc.......................       2,500           163,700
Wellpoint Health Networks, Inc. +............       4,300           422,475
                                                               ------------
                                                                  1,022,818
                                                               ------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.7%)
Baxter International, Inc....................       4,600           419,290
Biomet, Inc..................................         400            17,092
Cooper Companies, Inc........................       3,750           166,500
                                                               ------------
                                                                    602,882
                                                               ------------
HEALTH CARE - SPECIAL SERVICES (0.3%)
HEALTHSOUTH Corp. +..........................       5,000            70,250
Laboratory Corp. of America Holdings +.......       1,200           169,200
                                                               ------------
                                                                    239,450
                                                               ------------
UNITED STATES (CONTINUED)
HOMEBUILDING (1.6%)
Jones Lang LaSalle Inc. +....................       1,700       $    21,760
KB HOME......................................       1,400            42,308
MDC Holdings, Inc............................       3,250           139,815
NVR, Inc. +..................................       1,100           209,682
Pulte Corp...................................      12,900           603,462
Standard Pacific Corp........................       7,050           143,820
Toll Brothers, Inc. +........................       4,350           154,425
Trammell Crow Co. +..........................       1,400            15,722
                                                               ------------
                                                                  1,330,994
                                                               ------------
INSURANCE - LIFE/HEALTH (1.6%)
AFLAC, Inc...................................      14,200           451,560
American General Corp........................       2,600           113,386
Lincoln National Corp........................       8,900           410,824
UnumProvident Corp...........................      13,800           412,758
                                                               ------------
                                                                  1,388,528
                                                               ------------
INSURANCE - MULTI-LINE (0.4%)
CIGNA Corp...................................         300            32,010
Hartford Financial Services Group, Inc.......       1,100            68,310
Loews Corp...................................       2,000           134,820
StanCorp Financial Group, Inc................       2,850           130,330
                                                               ------------
                                                                    365,470
                                                               ------------
INSURANCE - PROPERTY/CASUALTY (1.4%)
Allstate Corp. (The).........................       3,900           162,825
Chubb Corp...................................         300            20,025
MBIA, Inc....................................       7,800           373,230
MGIC Investment Corp.........................       1,800           116,982
Old Republic International Corp..............       6,100           176,229
Progressive Corp.............................         600            70,080
Radian Group Inc.............................       2,300           178,250
RenaissanceRe Holdings Ltd...................       1,600           102,240
                                                               ------------
                                                                  1,199,861
                                                               ------------
LEISURE TIME - PRODUCTS (0.3%)
Direct Focus, Inc. +.........................       6,500           221,520
                                                               ------------
LODGING - HOTELS (0.1%)
Crestline Capital Corp. +....................         700            18,900
Extended Stay America, Inc. +................         900            14,265
MeriStar Hospitality Corp....................         900            18,090
                                                               ------------
                                                                     51,255
                                                               ------------
MANUFACTURING - DIVERSIFIED (0.5%)
American Standard Companies, Inc. +..........       1,600            96,400
ITT Industries, Inc..........................       2,800           123,396
Kaman Corp...................................       5,500            91,575
Thermo Electron Corp. +......................       3,550            93,578
                                                               ------------
                                                                    404,949
                                                               ------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (0.2%)
Inverness Medical Technology, Inc. +.........       5,800           203,000
                                                               ------------
METAL FABRICATORS (0.1%)
General Cable Corp...........................       7,650            91,112
                                                               ------------

16  See Notes to Portfolio of Investments.

================================================================================

                                               NUMBER OF           MARKET
                                                 SHARES             VALUE
                                              ------------      ------------

UNITED STATES (CONTINUED)

NATURAL GAS - DISTRIBUTION - PIPE LINE (1.5%)
Dynegy Inc. - Class A...................             1,100       $    63,635
El Paso Energy Corp. ...................             8,241           566,981
Energen Corp. ..........................             6,100           226,615
KeySpan Energy Corp. ...................             1,200            47,640
ONEOK, Inc. ............................             1,900            82,118
Peoples Energy Corp. ...................             1,500            59,625
Sempra Energy ..........................             3,850           106,529
Southwestern Energy Co. + ..............             9,500           124,925
                                                              --------------
                                                                   1,278,068
                                                              --------------
OIL & GAS - DRILLING & EQUIPMENT (0.6%)
Helmerich & Payne, Inc. ................             2,900           148,567
Lone Star Technologies, Inc. +..........               400            21,080
Noble Drilling Corp. +..................               300            14,550
Seitel, Inc. +..........................             9,800           191,198
Veritas DGC, Inc. +.....................             3,750           121,875
                                                              --------------
                                                                     497,270
                                                              --------------
OIL & GAS - EXPLORATION/PRODUCTION (0.5%)
Anadarko Petroleum Corp. ...............             1,700           109,854
Apache Corp. ...........................               200            12,792
Burlington Resources, Inc. .............               400            18,884
Kerr-McGee Corp. .......................             1,100            78,815
Vintage Petroleum, Inc. ................             9,200           190,072
                                                              --------------
                                                                     410,417
                                                              --------------
OIL & GAS - REFINING & MARKETING (1.6%)
Ashland Oil Inc. .......................             9,900           426,294
Tosco Corp. ............................            12,000           552,600
Ultramar Diamond Shamrock Corp. ........             5,350           241,338
Valero Energy Corp. ....................             3,150           151,704
                                                              --------------
                                                                   1,371,936
                                                              --------------
OIL - DOMESTIC INTEGRATED (2.7%)
Amerada Hess Corp. .....................             5,600           490,000
Conoco Inc. - Class B ..................            14,500           441,090
Occidental Petroleum Corp. .............            15,900           478,908
Phillips Petroleum Co. .................             6,800           405,280
USX-Marathon Group .....................            13,700           437,852
                                                              --------------
                                                                   2,253,130
                                                              --------------
OIL - INTERNATIONAL INTEGRATED (1.0%)
Chevron Corp. ..........................             1,700           164,152
Exxon Mobil Corp. ......................             7,200           637,920
                                                              --------------
                                                                     802,072
                                                              --------------
PAPER & FOREST PRODUCTS (0.0%)
Westvaco Corp. .........................               200             5,276
                                                              --------------
PUBLISHING (0.3%)
Harcourt General, Inc. .................               100             5,482
Scholastic Corp. .......................             5,200           217,048
                                                              --------------
                                                                     222,530
                                                              --------------
RAILROADS (0.0%)
Burlington Northern Santa Fe Corp. .....               800            23,520
                                                              --------------

UNITED STATES (CONTINUED)
REIT DIVERSIFIED (5.7%)
Alexandria Real Estate Equities, Inc. ..               700       $    25,984
AMB Property Corp. .....................             2,500            62,250
American Land Lease, Inc. ..............               500             5,800
AMLI Residential Properties Trust ......             1,000            23,320
Annaly Mortgage Management Inc. ........             2,800            32,256
Apartment Investment & Management Co. ..             3,000           133,740
Archstone Communities Trust ............             4,400           113,432
Arden Realty Group, Inc. ...............             2,000            50,140
Associated Estates Realty ..............             1,500            12,960
Avalonbay Communities, Inc. ............             5,054           229,452
Beazer Homes USA, Inc. + ...............             1,450            84,680
Bedford Property Investors, Inc. .......               900            17,163
Boston Properties, Inc. ................             8,100           320,031
Brandywine Realty Trust ................             1,200            23,664
BRE Properties, Inc. ...................             1,000            28,250
Burnham Pacific Properties, Inc. .......             2,800            13,524
Camden Property Trust ..................             1,900            63,270
Capital Automotive REIT ................             1,400            22,204
CBL & Associates Properties, Inc. ......               800            22,040
Centerpoint Properties Corp. ...........               500            23,300
Charles E. Smith Residential Realty,
 Inc....................................               700            31,500
Chateau Communities, Inc. ..............               400            12,440
Chelsea GCA Realty, Inc. ...............               700            30,625
Colonial Properties Trust ..............             2,100            60,690
Commercial Net Lease Realty ............             1,000            12,350
Corporate Office Properties Trust SBI ..             1,400            14,000
Cousins Properties, Inc. ...............             1,550            40,377
Crescent Real Estate Equities, Inc. ....             1,900            45,201
Crown America Realty Trust .............             3,200            22,368
Developers Diversified Realty Corp. ....             3,300            49,896
Duke-Weeks Realty Corp. ................             3,468            79,903
Eastgroup Properties, Inc. .............               900            19,395
ElderTrust + ...........................               600             2,496
Entertainment Properties Trust .........             1,900            30,020
Equity Office Properties Trust .........             9,900           282,645
Equity One, Inc. .......................               400             4,448
Equity Residential Properties Trust ....             4,703           246,860
Essex Property Trust, Inc. .............               200             9,400
Federal Realty Inc. ....................             1,300            25,350
FelCor Lodging Trust Inc. ..............             2,100            46,179
First Industrial Realty Trust, Inc. ....             1,500            46,125
Forest City Enterprises Inc. ...........               500            22,200
Gables Residential Trust ...............             1,100            31,680
General Growth Properties, Inc. ........             2,100            75,831
Glenborough Realty Trust, Inc. .........             1,600            27,840
Health Care Property Investors, Inc. ...             1,900            68,590
Health Care REIT, Inc. .................             1,400            32,690
Healthcare Realty Trust, Inc. ..........             1,588            38,112
Highwood Properties, Inc. ..............             1,800            46,260
Home Properties of New York, Inc. ......             1,100            31,185

                                      See Notes to Portfolio of Investments.  17

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
CROSSROADS (CONTINUED)
================================================================================

                                              NUMBER OF           MARKET
                                               SHARES             VALUE
                                            ------------      ------------
UNITED STATES (CONTINUED)

REIT DIVERSIFIED (CONTINUED)
Host Marriott Corp. ....................           9,000       $   116,010
Innkeepers USA Trust ...................           1,100            12,485
iStar Financial Inc. ...................           1,400            35,000
J.P. Realty Inc. .......................           1,400            29,316
Keystone Property Trust ................           1,000            12,150
Kimco Realty Corp. .....................           1,900            83,600
Konover Property Trust .................           3,100            11,780
Kramont Realty Trust ...................           2,400            27,240
L.N.R. Property Corp. ..................             900            25,650
Lexington Corporate Properties Trust ...           1,400            18,060
Liberty Property Trust .................           2,600            75,010
LTC Properties, Inc. ...................           2,700            10,665
Mack-Cali Realty Corp. .................           4,800           128,544
Manufactured Home Communities, Inc. ....             700            18,760
Mid Atlantic Realty Trust ..............             400             4,804
Mid-America Apartment Communities, Inc.              500            11,450
Mills Corp. ............................             800            16,976
National Health Investors, Inc. ........             800             8,400
Nationwide Health Properties, Inc. .....             800            14,120
New Plan Excel Realty Trust ............           1,100            17,325
Pan Pacific Retail Properties, Inc. ....           1,000            22,520
Parkway Properties, Inc. ...............             700            20,104
Pinnacle Holdings Inc. + ...............           1,300            11,505
Prentiss Properties Trust ..............             800            20,280
Prime Group Realty Trust ...............             900            12,420
ProLogis Trust .........................           5,300           109,180
PS Business Parks, Inc. ................           1,000            26,720
Public Storage, Inc. ...................           3,700           100,751
Reckson Associates Realty Corp. ........           2,500            58,775
Regency Centers Corp. ..................           1,300            32,435
Rouse Co. (The) ........................           1,300            34,632
Senior Housing Properties Trust ........           2,700            32,400
Shurgard Storage Centers, Inc. .........             700            19,012
Simon Property Group, Inc. .............           3,500            92,645
SL Green Realty Corp. ..................           3,300            94,413
Sovran Self Storage, Inc. ..............           1,300            32,045
Spieker Properties, Inc. ...............           3,000           165,600
Starwood Hotels & Resorts Worldwide,
 Inc....................................             700            25,263
Storage USA, Inc. ......................             700            23,625
Summit Properties Inc. .................             700            16,856
Sun Communities, Inc. ..................             700            23,485
Taubman Centers, Inc. ..................           3,600            44,640
U.S. Restaurant Properties, Inc. .......             600             7,230
United Mobile Homes, Inc. ..............             500             5,425
Universal Health Realty Income Trust ...             200             4,300
Ventas, Inc. ...........................           6,000            52,980
Vornado Realty Trust ...................           4,800           176,256
Washington Real Estate Investment Trust              800            17,504
Weingarten Realty Investors ............           1,000            42,380
                                                            --------------
                                                                 4,796,842
                                                            --------------

UNITED STATES (CONTINUED)
RESTAURANTS (0.3%)
Darden Restaurants, Inc. ...............           1,700       $    46,427
Landry's Seafood Restaurants, Inc. .....           6,050            73,326
RARE Hospitality International, Inc. + .           5,650           157,918
                                                            --------------
                                                                   277,671
                                                            --------------
RETAIL - HOME SHOPPING (0.1%)
PolyMedica Corp. +......................           3,450            93,702
                                                            --------------
RETAIL SPECIALITY - APPAREL (0.7%)
Christopher & Banks Corp. + ............           5,500           217,525
Hot Topic, Inc. + ......................           5,500           183,810
Wilsons The Leather Experts Inc. + .....           9,200           203,596
                                                            --------------
                                                                   604,931
                                                            --------------
SAVINGS & LOAN COMPANIES (2.4%)
Astoria Financial Corp. ................           3,500           202,510
Dime Bancorp, Inc. .....................           3,900           130,065
Downey Financial Corp. .................           5,500           236,720
FirstFed Financial Corp. +..............           6,750           202,500
Golden State Bancorp, Inc. .............           8,550           254,790
Golden West Financial Corp. ............           7,200           422,640
GreenPoint Financial Corp. .............           3,500           128,800
Washington Mutual Financial Corp. ......           8,600           429,398
                                                            --------------
                                                                 2,007,423
                                                            --------------
SERVICES - COMMERCIAL & CONSUMER (1.0%)
Corinthian Colleges Inc. + .............           1,450            59,450
F.Y.I. Inc. + ..........................           4,350           151,162
H&R Block, Inc. ........................           7,700           423,500
Rent-A-Center, Inc. +...................           3,750           135,750
Sylvan Learning Systems, Inc. +.........           3,700            74,814
                                                            --------------
                                                                   844,676
                                                            --------------
SERVICES - COMPUTER SYSTEMS (0.2%)
Sabre Holdings Corp. +..................           3,500           174,510
                                                            --------------
STEEL (0.2%)
Maverick Tube Corp. +...................           5,350           130,540
                                                            --------------
TELECOMMUNICATIONS (0.2%)
West Corp. +............................           8,250           206,663
                                                            --------------
TELEPHONE (0.0%)
Qwest Communications International Inc.               42             1,718
 +......................................
                                                            --------------
TOBACCO (0.5%)
Philip Morris Co. Inc. .................           5,800           290,638
R.J. Reynolds Tobacco Holdings, Inc. ...           2,900           169,853
                                                            --------------
                                                                   460,491
                                                            --------------
WASTE MANAGEMENT (0.0%)
Allied Waste Industries, Inc. ..........             400             6,368
                                                            --------------
TOTAL UNITED STATES (COST $34,706,308)                          39,744,995
                                                            --------------
FOREIGN COMMON STOCKS (9.4%)
CANADA (0.3%)
Brookfield Properties Co. (Real Estate)            1,100            18,711

18  See Notes to Portfolio of Investments.

================================================================================

                                              NUMBER OF           MARKET
                                               SHARES             VALUE
                                             -----------       -----------
CANADA (CONTINUED)
Canadian Hunter Exploration Ltd. (Oil &
 Gas - Exploration/Production) + .......           3,600       $   104,029
Celestica Inc. (Electronics -
 Semiconductors) + .....................           2,300           117,530
                                                            --------------
TOTAL CANADA                                                       240,270
                                                            --------------
DENMARK (0.6%)
Novo-Nordisk A/S (Health Care -
 Drugs/Pharmaceuticals).................           5,000           190,062
Vestas Wind Systems A/S (Electrical
 Equipment) + ..........................           6,900           322,120
                                                            --------------
TOTAL DENMARK                                                      512,182
                                                            --------------
FINLAND (0.4%)
Nokia Oyj, ADR (Communications
 Equipment).............................           8,600           294,034
                                                            --------------
FRANCE (0.8%)
Altran Technologies SA
 (Aerospace/Defense) + .................           3,400           220,054
Aventis SA (Specialty Chemicals) + .....           3,100           239,941
PSA Peugeot Citroen (Automotive) .......             200            57,079
Total Fina Elf (Oil) ...................           1,300           193,633
                                                            --------------
TOTAL FRANCE                                                       710,707
                                                            --------------
IRELAND (0.1%)
Bank of Ireland (Financial -
 Diversified)...........................          10,800           103,509
                                                            --------------
ISRAEL (0.3%)
Check Point Software Technologies Ltd.
 (Computers Software/Services) +........           4,550           285,421
                                                            --------------
ITALY (0.1%)
Credito Italiano (Banks & Thrifts) + ...          17,500            82,542
                                                            --------------
JAPAN (1.8%)
Canon, Inc. (Electrical Machinery &
 Instruments)...........................           3,000           117,780
Fast Retailing Co. Ltd. (Retail
 Speciality - Apparel) .................           1,100           237,479
Honda Motor Co. (Automotive) ...........           8,000           321,852
Matsushita Electric Industrial Co., Ltd.
 (Electrical Machinery & Instruments) ..          13,000           216,781
NTT DoCoMo, Inc. (Other
 Telecommunications)....................              12           246,732
Promise Co., Ltd. (Consumer Finance) ...           1,300           106,286
Sony Corporation (Semiconductors &
 Electronics)...........................           4,000           299,186
                                                            --------------
TOTAL JAPAN                                                      1,546,096
                                                            --------------
MEXICO (0.2%)
Cemex SA de CV, ADR (Forest Products &
 Building Materials) +..................           6,500           150,605
                                                            --------------
NETHERLANDS (0.7%)
Hagemeyer NV (Semiconductors &
 Electronics)...........................           4,300            85,969
Koninklijke (Royal) Philips Electronics
 NV (Electronics - Component Dist.) ....           4,494           131,923
Koninklijke Ahold NV (Food & Drug
 Retail) + .............................          10,136           314,530
VNU NV (Publishing) ....................           2,300            95,536
                                                            --------------
TOTAL NETHERLANDS                                                  627,958
                                                            --------------
SINGAPORE (0.1%)
Flextronics International Ltd.
 (Electrical Equipment) ................           2,300            61,847
                                                            --------------

SOUTH KOREA (0.2%)
Samsung Electronics (Electronics -
 Component Dist.) ......................           5,600       $   195,020
                                                            --------------
SPAIN (0.5%)
Banco Santander Central Hispano SA
 (Banks & Thrifts) .....................           3,300            32,769
Telefonica SA (Other Telecommunications)
 +......................................          20,618           348,781
                                                            --------------
TOTAL SPAIN                                                        381,550
                                                            --------------
SWEDEN (0.5%)
HiQ International AB (Services - Data
 Processing)............................          39,000           178,843
Svenska Handelsbank (Banks) ............           9,500           141,515
Telelogic AB (Semiconductors &
 Electronics) + ........................          38,400           106,179
                                                            --------------
TOTAL SWEDEN                                                       426,537
                                                            --------------
SWITZERLAND (0.9%)
Logitech International SA (Computers -
 Peripherals) + ........................             550           168,021
Nestle SA Registered Shares (Food &
 Beverage)..............................             100           207,044
Tecan AG (Biotechnology & Medical
 Products) + ...........................             150           143,092
UBS AG (Banks - Money Center) + ........           1,600           243,472
                                                            --------------
TOTAL SWITZERLAND                                                  761,629
                                                            --------------
UNITED KINGDOM (1.9%)
Cable & Wireless Plc (Other
 Telecommunications)....................          20,884           153,438
Celltech Group Plc (Biotechnology &
 Medical Products) + ...................           8,700           150,620
Energis Plc (Other Telecommunications) +          26,900           140,098
GlaxoSmithKline Plc (Drugs) ............           3,000           160,710
Lloyds TSB Group Plc (Diversified
 Financial Services) ...................          23,076           239,870
Northern Rock Plc (Financial -
 Diversified)...........................          13,400           105,162
Shire Pharmaceuticals Group Plc (Drugs)
 +......................................           4,134           206,287
Vodafone AirTouch Plc (Cellular/Wireless
 Telecommunications)....................          93,424           283,717
WPP Group Plc (Commercial Services) + ..          13,700           164,166
                                                            --------------
TOTAL UNITED KINGDOM                                             1,604,068
                                                            --------------
TOTAL FOREIGN COMMON STOCKS
 (COST $7,710,342)                                               7,983,975
                                                            --------------
TOTAL COMMON STOCKS (COST $42,416,650)                          47,728,970
                                                            --------------
PREFERRED STOCKS FOREIGN (0.2%)
GERMANY  (0.2%)
MLP AG (Investment Management) + .......           1,500           166,237
                                                            --------------
TOTAL PREFERRED STOCKS (COST $147,582)                             166,237
                                                            --------------
                                               PRINCIPAL
                                                AMOUNT
                                            -------------
LONG-TERM BONDS AND NOTES (28.6%)
CORPORATE BONDS (7.4%)
Alcoa Inc., 7.38%, 08/01/10 ............    $    40,000             42,689
Allstate Corp., 7.88%, 05/01/05 ........         55,000             58,941
Associates Corp. NA, 6.95%, 11/01/18 ...         85,000             83,567
AT&T Capital Corp., 6.75%, 02/04/02 ....        120,000            121,273

                                      See Notes to Portfolio of Investments.  19

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
CROSSROADS (CONTINUED)
================================================================================

                                                PRINCIPAL           MARKET
                                                 AMOUNT             VALUE
                                               -----------       -----------
CORPORATE BONDS (CONTINUED)
Bank of America Corp., 7.40%, 01/15/11 .       $    50,000       $    52,049
Bank One Corp., 6.50%, 02/01/06 ++ .....            20,000            20,292
Boeing Capital Corp., 6.10%, 03/01/11 ..            70,000            68,318
Boeing Capital Corp., 7.10%, 09/27/05 ..           165,000           174,273
Capital Auto Receivables Asset Trust,
 6.30%, 05/15/04 .......................           275,000           276,751
Chase Manhattan Corp., 7.09%, 02/15/09 .           145,000           151,796
Citigroup Inc., 7.25%, 10/01/10 ........           185,000           192,211
ConAgra Foods, Inc., 7.50%, 09/15/05 ...           190,000           199,061
Conoco Inc., 5.90%, 04/15/04 ...........            60,000            60,178
Countrywide Home Loans, Inc.,
 6.85%, 06/15/04 .......................            60,000            61,565
Cox Communications Inc., 7.75%, 08/15/06           230,000           241,197
Duke Energy Corp., 7.38%, 03/01/10 .....            55,000            57,305
Duke Energy Field Services, Inc.,
 7.88%, 08/16/10 .......................            80,000            84,518
Electronic Data Systems Corp., 6.85%,
 10/15/04...............................           245,000           250,721
Enron Corp., 7.88%, 06/15/03 ...........           255,000           265,797
First Union National Bank, 7.88%,
 02/15/10...............................            40,000            42,764
Ford Motor Credit Corp., 7.38%, 10/28/09            50,000            51,235
Ford Motor Credit Corp., 7.50%, 03/15/05            75,000            77,939
Ford Motor Credit Corp., 7.88%, 06/15/10           140,000           148,712
General Electric Capital Corp., 6.81%,
 11/03/03...............................           130,000           135,339
General Electric Capital Corp., 7.38%,
 01/19/10...............................            75,000            81,007
General Motors Acceptance Corp.,
 7.63%, 06/15/04 .......................            55,000            57,657
General Motors Acceptance Corp.,
 7.75%, 01/19/10 .......................            70,000            73,725
Honeywell International, 6.88%, 10/03/05            80,000            83,184
Honeywell International, 7.50%, 03/01/10            80,000            85,944
Household Finance Corp., 5.88%, 09/25/04           145,000           145,215
Household Finance Corp., 7.88%, 03/01/07            45,000            48,328
Interpublic Group of Co.'s, 7.88%,
 10/15/05...............................           125,000           129,653
Kellogg Co., 6.60%, 04/01/11 ++ ........           180,000           174,368
Kellogg Co., 7.45%, 04/01/31 ++ ........            50,000            48,489
MBNA Master Credit Card Trust,
 6.40%, 01/18/05 .......................           400,000           408,372
Mellon Bank NA, 7.63%, 09/15/07 ........            55,000            58,797
Morgan Stanley Dean Witter & Co.,
 5.63%, 01/20/04 .......................            35,000            35,175
Morgan Stanley Dean Witter & Co.,
 7.13%, 01/15/03 .......................            75,000            77,529
Norwest Financial, Inc., 5.38%, 09/30/03           145,000           145,161
Pepsi Bottling Holdings Inc., 5.38%,
 02/17/04...............................            95,000            93,966
Phillips Petroleum Co., 8.75%, 05/25/10            110,000           125,654
PPG Industries Inc., 7.05%, 08/15/09 ...            10,000             9,824
Qwest Capital Funding Inc., 7.75%,
 08/15/06...............................           205,000           215,724
Qwest Capital Funding Inc., 7.90%,
 08/15/10...............................           155,000           162,935
Raytheon Co., 6.15%, 11/01/08 ..........           180,000           168,350
Repsol International Finance, 7.45%,
 07/15/05...............................           200,000           209,184
Tennessee Gas Pipeline, 7.00%, 10/15/28            150,000           134,628

CORPORATE BONDS (CONTINUED)
Textron Financial Corp., 7.13%, 12/09/04       $   245,000       $   251,495
United Technologies Corp., 7.13%,
 11/15/10...............................            80,000            83,704
Verizon Global Funding Corp., 7.25%,
 12/01/10 ++ ...........................           140,000           144,966
WorldCom, Inc., 7.38%, 01/15/06 ........            95,000            95,634
                                                              --------------
TOTAL CORPORATE BONDS (COST $6,090,826)                            6,267,159
                                                              --------------
FOREIGN AND SUPRANATIONALS (0.9%)
AT&T Canada Inc., Zero Coupon, 06/15/08            145,000           121,706
British Telecommunications, 8.13%,
 12/15/10...............................            40,000            41,508
France Telecom, 7.75%, 03/01/11 ++ .....            40,000            40,323
Norsk Hydro A/S, 7.15%, 01/15/29 .......           160,000           152,414
Ontario (Province of), 6.00%, 02/21/06 .            60,000            60,845
Quebec (Province of), 7.50%, 09/15/29 ..            30,000            31,978
Telefonica Europe BV, 7.35%, 09/15/05 ..            50,000            51,980
Tyco International Group SA, 6.13%,
 11/01/08...............................            60,000            57,187
Tyco International Group SA, 6.13%,
 01/15/09...............................           170,000           161,702
Tyco International Group SA, 6.75%,
 02/15/11...............................            45,000            44,570
                                                              --------------
TOTAL FOREIGN AND SUPRANATIONALS (COST $753,776)                     764,213
                                                              --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (11.7%)
Federal Home Loan Mortgage Corp.,
 7.50%, 12/01/11 .......................           217,623           224,944
Federal National Mortgage Assoc.,
 6.00%, 06/01/28 .......................           330,259           319,419
Federal National Mortgage Assoc.,
 6.00%, 01/01/29 .......................           195,556           189,138
Federal National Mortgage Assoc.,
 6.50%, 11/01/13 .......................           479,093           483,586
Federal National Mortgage Assoc.,
 7.00%, 05/01/30 # .....................         1,640,000         1,654,350
Federal National Mortgage Assoc.,
 7.50%, 07/01/11 .......................           120,844           124,771
Federal National Mortgage Assoc.,
 7.50%, 08/01/29 .......................           638,961           651,939
Federal National Mortgage Assoc.,
 7.50%, 11/01/29 .......................            23,390            23,864
Federal National Mortgage Assoc.,
 7.50%, 11/01/30 .......................           922,024           940,750
Federal National Mortgage Assoc.,
 8.00%, 07/15/29 # .....................           400,000           413,876
Federal National Mortgage Assoc.,
 8.00%, 05/01/30 # .....................         1,520,000         1,571,300
Federal National Mortgage Assoc.,
 8.50%, 09/01/26 .......................           625,332           665,391
Federal National Mortgage Assoc. -
 Conventional Loan, 6.50%, 02/01/28 ....           474,918           470,615
Government National Mortgage Assoc.,
 6.50%, 06/15/31 # .....................           660,000           654,641
Government National Mortgage Assoc.,
 7.00%, 07/06/26 # .....................           620,000           626,392
Government National Mortgage Assoc.,
 7.00%, 01/15/28 .......................           339,951           343,561
Government National Mortgage Assoc.,
 7.50%, 06/15/31 # .....................           300,000           307,125

20  See Notes to Portfolio of Investments.

================================================================================

                                             PRINCIPAL          MARKET
                                              AMOUNT            VALUE
                                           -----------       -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
Government National Mortgage Assoc.,
 8.00%, 07/15/24 .......................  $   203,153       $   211,343
                                                         --------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (COST $9,784,686)                                 9,877,005
                                                         --------------
U.S. TREASURY OBLIGATIONS (8.6%)
U.S. Treasury Bond, 5.25%, 02/15/29 ....      385,000           350,412
U.S. Treasury Bond, 6.13%, 08/15/29 ....    1,382,000         1,424,538
U.S. Treasury Bond, 6.25%, 02/15/07 ....       82,000            86,792
U.S. Treasury Bond, 8.13%, 05/15/21 ....      600,000           754,218
U.S. Treasury Note, 4.25%, 03/31/03 ....      490,000           489,309
U.S. Treasury Note, 4.75%, 01/31/03 ....      185,000           186,358
U.S. Treasury Note, 5.00%, 02/15/11 ....        9,000             8,772
U.S. Treasury Note, 5.25%, 08/15/03 ....       85,000            86,540
U.S. Treasury Note, 5.38%, 06/30/03 ....      490,000           499,952
U.S. Treasury Note, 5.63%, 09/30/01 ....      275,000           276,675
U.S. Treasury Note, 5.63%, 05/15/08 ....      685,000           701,159
U.S. Treasury Note, 5.75%, 11/15/05 ....      212,000           219,354
U.S. Treasury Note, 6.00%, 08/15/04 ....      347,000           360,446
U.S. Treasury Note, 6.00%, 08/15/09 ....      929,000           968,631
U.S. Treasury Note, 6.50%, 10/15/06 ....      570,000           609,279
U.S. Treasury Note, 6.50%, 02/15/10 ....       77,000            82,944
U.S. Treasury Note, 7.50%, 02/15/05 ....      195,000           212,977
                                                         --------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $7,155,022)             7,318,356
                                                         --------------
TOTAL LONG-TERM BONDS AND NOTES
 (COST $23,784,310)                                          24,226,733
                                                         --------------
SHORT-TERM INVESTMENTS (19.4%)
Archer Daniels Midland, 4.77%, 07/10/01     2,500,000         2,479,625
Countrywide Home Loans, Inc.,
 5.17%, 09/05/01 * .....................    3,500,000         3,504,375
CVS Corp., 4.45%, 05/10/01 .............    2,000,000         1,997,775
Federal National Mortgage Assoc.,
 4.53%, 05/01/01 .......................    2,814,000         2,814,000
Student Loan Marketing Assoc.,
 4.76%, 07/19/01 * .....................    2,500,000         2,499,750
U.S. Treasury Bill, 3.84%, 10/04/01 @ ..      200,000           196,680
VF Corp., 4.80%, 07/16/01 ..............    3,000,000         2,972,820
                                                         --------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $16,455,238)                                          16,465,025
                                                         --------------
TOTAL INVESTMENTS (COST $82,803,780)(A)                      88,586,965
OTHER ASSETS LESS LIABILITIES                                (3,908,370)
                                                         --------------
TOTAL NET ASSETS                                            $84,678,595
                                                         ==============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $83,296,232. Unrealized gains and losses, based on identified tax cost at April 30, 2001, are as follows:
Unrealized gains.............................             $5,889,959
Unrealized losses............................              (599,226)
                                                   -----------------
 Net unrealized gain.........................             $5,290,733
                                                   =================


++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
* Segregated securities for purchases of delayed delivery or when-issued securities held at April 30, 2001.
#    When-issued or delayed delivery security.
+    Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2001.

Information concerning open futures contracts at April 30, 2001 is shown below:

                          NO. OF       NOTIONAL      EXPIRATION     UNREALIZED
                         CONTRACTS       VALUE          DATE        GAIN/(LOSS)
                        -----------  -------------  ------------  -------------
    LONG CONTRACTS
----------------------

CAC 40 Index Futures..      12            594,838      Jun 01        $   54,100

DAX Index Futures.....       4            556,785      Jun 01           (8,068)

FTSE 100 Index Futures       5            428,954      Jun 01           (4,471)

TOPIX Index Futures...       4            443,923      Jun 01            58,283
                                     ------------                 -------------
                                       $2,024,500                        99,844
                                     ============                 =============

Category percentages are based on net assets.

                                         See Notes to Financial Statements.   21

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
LEGACY
================================================================================

                                           NUMBER OF           MARKET
                                             SHARES            VALUE
                                          -------------     -----------
COMMON STOCKS (37.6%)
UNITED STATES (31.0%)
AEROSPACE/DEFENSE (1.1%)
Boeing Co. .............................        2,500       $   154,500
General Dynamics Corp. .................          500            38,540
Goodrich (B.F.) Co. ....................        1,300            51,220
Lockheed Martin Corp. ..................        3,700           130,092
Northrop Grumman Corp. .................        1,400           126,350
Precision Castparts Corp. ..............          900            33,624
                                                            -----------
                                                                534,326
                                                            -----------
ALUMINUM (0.0%)
Alcoa Inc. .............................           44             1,822
                                                            -----------
APPAREL (0.0%)
Skechers U.S.A. Inc. + .................          400            14,420
                                                            -----------
AUTOMOBILES (0.1%)
Ford Motor Co. .........................        2,400            70,752
                                                            -----------
BEVERAGES - ALCOHOLIC (0.2%)
Constellation Brands, Inc. +............        1,100            71,775
                                                            -----------
BEVERAGES - NON-ALCOHOLIC (0.2%)
Pepsi Bottling Group, Inc. (The) .......        1,800            72,036
                                                            -----------
BIOTECHNOLOGY (0.1%)
IDEC Pharmaceuticals Corp. + ...........          300            14,760
Invitrogen Corp. + .....................          800            56,408
                                                            -----------
                                                                 71,168
                                                            -----------
CHEMICALS (0.1%)
Air Products and Chemicals, Inc. .......          800            34,392
Eastman Chemical Co. ...................          100             5,324
                                                            -----------
                                                                 39,716
                                                            -----------
CHEMICALS - SPECIALITY (0.1%)
GenTek, Inc. ...........................        2,800            34,580
                                                            -----------
COMMERCIAL SERVICES (0.0%)
National Processing Inc. +..............          200             4,672
                                                            -----------
COMMUNICATIONS EQUIPMENT (0.3%)
Comverse Technology, Inc. + ............          800            54,800
Corning, Inc. ..........................        2,200            48,334
Symmetricom, Inc. + ....................        4,100            59,573
                                                            -----------
                                                                162,707
                                                            -----------
COMPUTER TECHNOLOGY (0.1%)
TALX Corp. .............................        2,000            53,020
                                                            -----------
COMPUTERS - HARDWARE (0.2%)
Electronics for Imaging, Inc. + ........        2,600            72,280
                                                            -----------
COMPUTERS - NETWORKING (0.0%)
Cisco Systems, Inc. + ..................          800            13,584
                                                            -----------
COMPUTERS SOFTWARE/SERVICES (1.8%)
Adobe Systems, Inc. ....................        1,500            67,380
Affiliated Computer Services, Inc. +....          700            50,400
BARRA, Inc. + ..........................          400            18,416
Cadence Design Systems, Inc. + .........        2,400            49,680
Catapult Communications Corp. + ........        2,300            65,090
Citrix Systems, Inc. +..................        2,300            65,320
Mentor Graphics Corp. +.................        2,300            60,513

UNITED STATES (CONTINUED)

COMPUTERS SOFTWARE/SERVICES (CONTINUED)
Mercury Interactive Corp. + ............        2,600       $   171,990
Microsoft Corp. +.......................        2,700           182,925
Siebel Systems, Inc. +..................        1,300            59,254
Synopsys, Inc. +........................        1,000            57,430
                                                            -----------
                                                                848,398
                                                            -----------
CONSUMER FINANCE (0.6%)
Americredit Corp. + ....................        1,600            74,176
Household International, Inc. ..........        2,400           153,648
PMI Group, Inc. (The) ..................        1,200            77,160
                                                            -----------
                                                                304,984
                                                            -----------
CONTAINERS - METAL & GLASS (0.1%)
Owens-Illinois, Inc. +..................        7,400            58,312
                                                            -----------
CONTAINERS/PACKAGING - PAPER (0.1%)
Pactiv Corp. + .........................        2,600            36,348
                                                            -----------
ELECTRIC COMPANIES (2.7%)
Allegheny Energy, Inc. .................        2,700           138,132
Ameren Corp. ...........................          500            20,985
Cinergy Corp. ..........................        3,200           110,976
CMS Energy Corp. .......................        1,900            59,470
Constellation Energy Group .............          400            19,096
Dominion Resources, Inc. ...............          500            34,245
Entergy Corp. ..........................        3,100           125,550
FirstEnergy Corp. ......................          500            15,150
FPL Group, Inc. ........................          200            11,980
Pinnacle West Capital Corp. ............          600            30,114
PPL Corp. ..............................        3,800           209,000
Public Service Co. of New Mexico .......        2,300            83,099
Public Service Enterprise Group, Inc. ..          600            27,864
Reliant Energy Inc. ....................        3,300           163,515
TECO Energy, Inc. ......................        1,900            60,781
Unisource Energy Corp. .................        3,600            83,556
Xcel Energy, Inc. ......................        2,000            62,400
                                                            -----------
                                                              1,255,913
                                                            -----------
ELECTRIC UTILITIES (0.1%)
Puget Energy, Inc. .....................        2,300            54,602
                                                            -----------
ELECTRICAL EQUIPMENT (0.4%)
Black Box Corp. + ......................        1,300            75,647
General Electric Co. ...................        2,400           116,472
Molex, Inc. ............................           50             2,019
                                                            -----------
                                                                194,138
                                                            -----------
ELECTRONICS - DEFENSE (0.1%)
Engineered Support Systems, Inc. .......        1,975            52,357
                                                            -----------
ELECTRONICS - INSTRUMENTS (0.4%)
PerkinElmer, Inc. ......................        3,000           200,730
                                                            -----------
ELECTRONICS - SEMICONDUCTORS (0.7%)
Advanced Micro Devices, Inc. + .........        5,900           182,900
Intel Corp. ............................        1,500            46,365
Maxim Integrated Products, Inc. +.......          600            30,660
National Semiconductor Corp. +..........        1,900            54,720

22 See Notes to Portfolio of Investments.

================================================================================

                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          -------------     -----------
UNITED STATES (CONTINUED)
Electronics - Semiconductors (continued)
QLogic Corp. + ...............................    100       $     4,289
                                                            -----------
                                                                318,934
                                                            -----------
FINANCIAL - DIVERSIFIED (1.1%)
Ambac Financial Group, Inc. ..................  2,500           134,525
CIT Group, Inc. (The) ........................  3,600           132,120
Citigroup Inc. ...............................    233            11,452
Fannie Mae ...................................  1,100            88,286
Freddie Mac ..................................    700            46,060
National Golf Properties, Inc. ...............    800            18,960
Security Capital Group Inc. - Class B +.......  1,900            39,330
USA Education Inc. ...........................    600            42,660
                                                            -----------
                                                                513,393
                                                            -----------
FOODS (0.1%)
Suiza Foods Corp. + ..........................    900            41,715
                                                            -----------
GAMING, LOTTERY, & PARI-MUTUEL (0.2%)
Anchor Gaming +...............................  1,300            70,850
Aztar Corp. + ................................  3,300            42,801
                                                            -----------
                                                                113,651
                                                            -----------
HEALTH CARE - DRUGS (0.1%)
Barr Laboratories, Inc. +.....................    900            52,155
                                                            -----------
HEALTH CARE - DRUGS/PHARMACEUTICALS (0.4%)
Pfizer, Inc. .................................  3,900           168,870
                                                            -----------
HEALTH CARE - HOSPITAL MANAGEMENT (0.0%)
LifePoint Hospitals, Inc. + ..................    400            13,888
                                                            -----------
HEALTH CARE - MANAGED CARE (0.7%)
Oxford Health Plans, Inc. + ..................  1,600            49,760
Rightchoice Managed Care, Inc. + .............  1,500            60,900
Trigon Healthcare, Inc. + ....................    900            54,189
UnitedHealth Group Inc. ......................    600            39,288
Wellpoint Health Networks, Inc. + ............  1,300           127,725
                                                            -----------
                                                                331,862
                                                            -----------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.5%)
Baxter International, Inc. ...................  1,600           145,840
Biomet, Inc. .................................    100             4,273
Cooper Companies, Inc. .......................  1,400            62,160
                                                            -----------
                                                                212,273
                                                            -----------
HEALTH CARE - SPECIAL SERVICES (0.2%)
HEALTHSOUTH Corp. +...........................  1,900            26,695
Laboratory Corp. of America Holdings + .......    500            70,500
                                                            -----------
                                                                 97,195
                                                            -----------
HOMEBUILDING (1.0%)
Jones Lang LaSalle Inc. + ....................  1,000            12,800
KB HOME ......................................    400            12,088
MDC Holdings, Inc. ...........................  1,200            51,624
NVR, Inc. +...................................    400            76,248
Pulte Corp. ..................................  4,600           215,188
Standard Pacific Corp. .......................  2,600            53,040
Toll Brothers, Inc. +.........................  1,600            56,800

UNITED STATES (CONTINUED)

HOMEBUILDING (CONTINUED)
Trammell Crow Co. + ..........................    800       $     8,984
                                                            -----------
                                                                486,772
                                                            -----------
INSURANCE - LIFE/HEALTH (1.0%)
AFLAC, Inc. ..................................  4,300           136,740
American General Corp. .......................  1,000            43,610
Lincoln National Corp. .......................  2,700           124,632
UnumProvident Corp. ..........................  4,800           143,568
                                                            -----------
                                                                448,550
                                                            -----------
INSURANCE - MULTI-LINE (0.3%)
CIGNA Corp. ..................................    100            10,670
Hartford Financial Services Group, Inc........    300            18,630
Loews Corp. ..................................    600            40,446
StanCorp Financial Group, Inc.................  1,100            50,303
                                                            -----------
                                                                120,049
                                                            -----------
INSURANCE - PROPERTY/CASUALTY (0.9%)
Allstate Corp. (The) .........................  1,100            45,925
Chubb Corp. ..................................    100             6,675
MBIA, Inc. ...................................  2,400           114,840
MGIC Investment Corp. ........................    600            38,994
Old Republic International Corp. .............  2,300            66,447
Progressive Corp. ............................    200            23,360
Radian Group Inc. ............................    900            69,750
RenaissanceRe Holdings Ltd. ..................    600            38,340
                                                            -----------
                                                                404,331
                                                            -----------
LEISURE TIME - PRODUCTS (0.2%)
Direct Focus, Inc. + .........................  2,500            85,200
                                                            -----------
LODGING - HOTELS (0.1%)
Crestline Capital Corp. +.....................    400            10,800
Extended Stay America, Inc. +.................    500             7,925
MeriStar Hospitality Corp. ...................    500            10,050
                                                            -----------
                                                                 28,775
                                                            -----------
MANUFACTURING - DIVERSIFIED (0.3%)
American Standard Companies, Inc. + ..........    600            36,150
ITT Industries, Inc. .........................    900            39,663
Kaman Corp. ..................................  2,100            34,965
Thermo Electron Corp. +.......................  1,300            34,268
                                                            -----------
                                                                145,046
                                                            -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (0.2%)
Inverness Medical Technology, Inc. + .........  2,100            73,500
                                                            -----------
METAL FABRICATORS (0.1%)
General Cable Corp. ..........................  2,800            33,348
                                                            -----------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.5%)
Dynegy Inc. - Class A.........................    200            11,570
Energen Corp. ................................  2,300            85,445
KeySpan Energy Corp. .........................    500            19,850
ONEOK, Inc. ..................................    200             8,644
Peoples Energy Corp. .........................    600            23,850
Sempra Energy ................................  1,400            38,738

                                         See Notes to Portfolio Investments.  23

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
LEGACY (CONTINUED)
================================================================================

                                            NUMBER OF         MARKET
                                              SHARES           VALUE
                                          -------------     -----------
UNITED STATES (CONTINUED)
NATURAL GAS - DISTRIBUTION - PIPE LINE
(CONTINUED)
Southwestern Energy Co. +...............        3,500       $    46,025
                                                            -----------
                                                                234,122
                                                            -----------
OIL & GAS - DRILLING & EQUIPMENT (0.4%)
Helmerich & Payne, Inc. ................        1,100            56,353
Lone Star Technologies, Inc. + .........          200            10,540
Seitel, Inc. + .........................        3,600            70,236
Veritas DGC, Inc. + ....................        1,400            45,500
                                                            -----------
                                                                182,629
                                                            -----------
OIL & GAS - EXPLORATION/PRODUCTION (0.2%)
Burlington Resources, Inc. .............          100             4,721
Kerr-McGee Corp. .......................          400            28,660
Vintage Petroleum, Inc. ................        3,400            70,244
                                                            -----------
                                                                103,625
                                                            -----------
OIL & GAS - REFINING & MARKETING (1.0%)
Ashland Oil Inc. .......................        3,500           150,710
Tosco Corp. ............................        3,800           174,990
Ultramar Diamond Shamrock Corp. ........        2,000            90,220
Valero Energy Corp. ....................        1,200            57,792
                                                            -----------
                                                                473,712
                                                            -----------
OIL - DOMESTIC INTEGRATED (1.7%)
Amerada Hess Corp. .....................        1,800           157,500
Conoco Inc. - Class B ..................        6,200           188,604
Occidental Petroleum Corp. .............        5,400           162,648
Phillips Petroleum Co. .................        2,100           125,160
USX-Marathon Group .....................        4,700           150,212
                                                            -----------
                                                                784,124
                                                            -----------
OIL - INTERNATIONAL INTEGRATED (0.5%)
Chevron Corp. ..........................          800            77,248
Exxon Mobil Corp. ......................        1,800           159,480
                                                            -----------
                                                                236,728
                                                            -----------
PAPER & FOREST PRODUCTS (0.0%)
Westvaco Corp. .........................          100             2,638
                                                            -----------
PUBLISHING (0.2%)
Scholastic Corp. .......................        1,900            79,306
                                                            -----------
RAILROADS (0.0%)
Burlington Northern Santa Fe Corp. .....          100             2,940
                                                            -----------
REIT DIVERSIFIED (5.8%)
Alexandria Real Estate Equities, Inc. ..          400            14,848
AMB Property Corp. .....................        1,500            37,350
American Land Lease, Inc. ..............          300             3,480
AMLI Residential Properties Trust ......          600            13,992
Annaly Mortgage Management Inc. ........        1,600            18,432
Apartment Investment & Management Co. ..        1,700            75,786
Archstone Communities Trust ............        2,600            67,028
Arden Realty Group, Inc. ...............        1,200            30,084
Associated Estates Realty ..............          900             7,776
Avalonbay Communities, Inc. ............        2,168            98,427
Beazer Homes USA, Inc. +................          500            29,200
Bedford Property Investors, Inc. .......          500             9,535

UNITED STATES (CONTINUED)

REIT DIVERSIFIED (CONTINUED)
Boston Properties, Inc. ................        3,700       $   146,187
Brandywine Realty Trust ................          700            13,804
BRE Properties, Inc. ...................          600            16,950
Burnham Pacific Properties, Inc. .......        1,600             7,728
Camden Property Trust ..................        1,100            36,630
Capital Automotive REIT ................          800            12,688
CBL & Associates Properties, Inc. ......          500            13,775
Centerpoint Properties Corp. ...........          300            13,980
Charles E. Smith Residential Realty,
 Inc....................................          400            18,000
Chateau Communities, Inc. ..............          200             6,220
Chelsea GCA Realty, Inc. ...............          400            17,500
Colonial Properties Trust ..............        1,200            34,680
Commercial Net Lease Realty ............          600             7,410
Corporate Office Properties Trust SBI ..          800             8,000
Cousins Properties, Inc. ...............          950            24,748
Crescent Real Estate Equities, Inc. ....        1,100            26,169
Crown America Realty Trust .............        1,900            13,281
Developers Diversified Realty Corp. ....        1,900            28,728
Duke-Weeks Realty Corp. ................        1,976            45,527
Eastgroup Properties, Inc. .............          500            10,775
ElderTrust + ...........................          300             1,248
Entertainment Properties Trust .........        1,100            17,380
Equity Office Properties Trust .........        5,800           165,590
Equity One, Inc. .......................          200             2,224
Equity Residential Properties Trust ....        2,702           141,828
Essex Property Trust, Inc. .............          100             4,700
Federal Realty Inc. ....................          800            15,600
FelCor Lodging Trust Inc. ..............        1,200            26,388
First Industrial Realty Trust, Inc. ....          900            27,675
Forest City Enterprises Inc. ...........          300            13,320
Gables Residential Trust ...............          700            20,160
General Growth Properties, Inc. ........        1,200            43,332
Glenborough Realty Trust, Inc. .........        1,000            17,400
Health Care Property Investors, Inc. ...        1,100            39,710
Health Care REIT, Inc. .................          800            18,680
Healthcare Realty Trust, Inc. ..........          966            23,184
Highwood Properties, Inc. ..............        1,100            28,270
Home Properties of New York, Inc. ......          600            17,010
Host Marriott Corp. ....................        5,200            67,028
Innkeepers USA Trust ...................          600             6,810
iStar Financial Inc. ...................          800            20,000
J.P. Realty Inc. .......................          800            16,752
Keystone Property Trust ................          600             7,290
Kimco Realty Corp. .....................        1,100            48,400
Konover Property Trust .................        1,800             6,840
Kramont Realty Trust ...................        1,400            15,890
L.N.R. Property Corp. ..................          500            14,250
Lexington Corporate Properties Trust ...          800            10,320
Liberty Property Trust .................        1,500            43,275
LTC Properties, Inc. ...................        1,600             6,320

24 See Notes to Portfolio of Investments

================================================================================

                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          -------------     -----------
UNITED STATES (CONTINUED)
REIT DIVERSIFIED (CONTINUED)
Mack-Cali Realty Corp. .....................    2,900       $    77,662
Manufactured Home Communities, Inc. ........      400            10,720
Mid Atlantic Realty Trust ..................      300             3,603
Mid-America Apartment Communities, Inc......      300             6,870
Mills Corp. ................................      400             8,488
National Health Investors, Inc. ............      500             5,250
Nationwide Health Properties, Inc. .........      400             7,060
New Plan Excel Realty Trust ................      600             9,450
Pan Pacific Retail Properties, Inc. ........      600            13,512
Parkway Properties, Inc. ...................      400            11,488
Pinnacle Holdings Inc. +....................      800             7,080
Prentiss Properties Trust ..................      500            12,675
Prime Group Realty Trust ...................      500             6,900
ProLogis Trust .............................    3,100            63,860
PS Business Parks, Inc. ....................      600            16,032
Public Storage, Inc. .......................    2,200            59,906
Reckson Associates Realty Corp. ............    1,400            32,914
Regency Centers Corp. ......................      800            19,960
Rouse Co. (The) ............................      700            18,648
Senior Housing Properties Trust ............    1,600            19,200
Shurgard Storage Centers, Inc. .............      400            10,864
Simon Property Group, Inc. .................    2,000            52,940
SL Green Realty Corp. ......................    1,900            54,359
Sovran Self Storage, Inc. ..................      700            17,255
Spieker Properties, Inc. ...................    1,700            93,840
Starwood Hotels & Resorts Worldwide,
 Inc........................................      400            14,436
Storage USA, Inc. ..........................      400            13,500
Summit Properties Inc. .....................      400             9,632
Sun Communities, Inc. ......................      400            13,420
Taubman Centers, Inc. ......................    2,100            26,040
U.S. Restaurant Properties, Inc. ...........      300             3,615
United Mobile Homes, Inc. ..................      200             2,170
Universal Health Realty Income Trust .......      100             2,150
Ventas, Inc. ...............................    3,500            30,905
Vornado Realty Trust .......................    2,800           102,816
Washington Real Estate Investment Trust.....      500            10,940
Weingarten Realty Investors ................      600            25,428
                                                            -----------
                                                              2,691,180
                                                            -----------
RESTAURANTS (0.2%)
Darden Restaurants, Inc. ...................      800            21,848
Landry's Seafood Restaurants, Inc. .........    2,300            27,876
RARE Hospitality International, Inc. + .....    2,100            58,695
                                                            -----------
                                                                108,419
                                                            -----------
RETAIL - HOME SHOPPING (0.1%)
PolyMedica Corp. + .........................    1,300            35,308
                                                            -----------
RETAIL SPECIALITY - APPAREL (0.5%)
Christopher & Banks Corp. + ................    2,000            79,100
Hot Topic, Inc. + ..........................    2,000            66,840

UNITED STATES (CONTINUED)

RETAIL SPECIALITY - APPAREL (CONTINUED)
Wilsons The Leather Experts Inc. + .........    3,400       $    75,242
                                                            -----------
                                                                221,182
                                                            -----------
SAVINGS & LOAN COMPANIES (1.5%)
Astoria Financial Corp. ....................    1,300            75,218
Dime Bancorp, Inc. .........................    1,400            46,690
Downey Financial Corp. .....................    2,000            86,080
FirstFed Financial Corp. +..................    2,500            75,000
Golden State Bancorp, Inc. .................    3,200            95,360
Golden West Financial Corp. ................    2,400           140,880
GreenPoint Financial Corp. .................    1,300            47,840
Washington Mutual Financial Corp. ..........    2,700           134,811
                                                            -----------
                                                                701,879
                                                            -----------
SERVICES - COMMERCIAL & CONSUMER (0.8%)
Corinthian Colleges Inc. +..................      500            20,500
F.Y.I. Inc. +...............................    1,600            55,600
H&R Block, Inc. ............................    4,000           220,000
Rent-A-Center, Inc. +.......................    1,400            50,680
Sylvan Learning Systems, Inc. +.............    1,400            28,308
                                                            -----------
                                                                375,088
                                                            -----------
SERVICES - COMPUTER SYSTEMS (0.1%)
Sabre Holdings Corp. +......................    1,300            64,818
                                                            -----------
STEEL (0.1%)
Maverick Tube Corp. + ......................    2,000            48,800
                                                            -----------
TELECOMMUNICATIONS (0.2%)
West Corp. + ...............................    3,100            77,655
                                                            -----------
TOBACCO (0.4%)
Philip Morris Co. Inc. .....................    2,100           105,231
R.J. Reynolds Tobacco Holdings, Inc. .......    1,100            64,427
                                                                169,658
                                                            -----------
TOTAL UNITED STATES (COST $12,755,132)......                 14,505,958
                                                            -----------
FOREIGN COMMON STOCKS (6.6%)

CANADA  (0.2%)
Brookfield Properties Co. (Real Estate).....      600            10,206
Canadian Hunter Exploration Ltd. (Oil &
 Gas - Exploration/Production) +............    1,400            40,455
Celestica Inc. (Electronics -
 Semiconductors) + .........................      800            40,880
                                                            -----------
TOTAL CANADA................................                     91,541
                                                            -----------
DENMARK  (0.4%)
Novo-Nordisk A/S (Health Care -
 Drugs/Pharmaceuticals).....................    2,000            76,025
Vestas Wind Systems A/S (Electrical
 Equipment) + ..............................    2,700           126,047
                                                            -----------
TOTAL DENMARK...............................                    202,072
                                                            -----------
FINLAND  (0.3%)
Nokia Oyj, ADR (Communications
 Equipment).................................    3,600           123,084
                                                            -----------
FRANCE  (0.6%)
Altran Technologies SA
 (Aerospace/Defense) + .....................    1,400            90,611
Aventis SA (Specialty Chemicals) + .........    1,200            92,880
PSA Peugeot Citroen (Automotive) ...........      100            28,540

                                      See Notes to Portfolio of Investments.  25

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
LEGACY (CONTINUED)
================================================================================

                                            NUMBER OF         MARKET
                                             SHARES            VALUE
                                          -------------     -----------
FRANCE  (CONTINUED)
Total Fina Elf (Oil) ...................          500       $    74,474
                                                            -----------
TOTAL FRANCE                                                    286,505
                                                            -----------
IRELAND  (0.1%)
Bank of Ireland (Financial -
 Diversified)...........................        4,300            41,212
                                                            -----------
ISRAEL  (0.3%)
Check Point Software Technologies Ltd.
 (Computers Software/Services) + .......        1,900           119,187
                                                            -----------
ITALY  (0.1%)
Credito Italiano (Banks & Thrifts) + ...        6,800            32,074
                                                            -----------
JAPAN  (1.3%)
Canon, Inc. (Electrical Machinery &
 Instruments)...........................        2,000            78,520
Fast Retailing Co. Ltd. (Retail
 Speciality - Apparel) .................          500           107,945
Honda Motor Co. (Automotive) ...........        3,000           120,694
Matsushita Electric Industrial Co., Ltd.
 (Electrical Machinery & Instruments) ..        4,000            66,702
NTT DoCoMo, Inc. (Other
 Telecommunications)....................            5           102,805
Promise Co., Ltd. (Consumer Finance) ...          500            40,879
Sony Corporation (Semiconductors &
 Electronics)...........................        1,000            74,797
                                                            -----------
TOTAL JAPAN                                                     592,342
                                                            -----------
MEXICO  (0.1%)
Cemex SA de CV, ADR (Forest Products &
 Building Materials) +..................        2,600            60,242
                                                            -----------
NETHERLANDS  (0.5%)
Hagemeyer NV (Semiconductors &
 Electronics)...........................        1,700            33,988
Koninklijke (Royal) Philips Electronics
 NV (Electronics - Component Dist.) ....        1,904            55,893
Koninklijke Ahold NV (Food & Drug
 Retail) + .............................        3,712           115,187
VNU NV (Publishing) ....................          900            37,383
                                                            -----------
TOTAL NETHERLANDS                                               242,451
                                                            -----------
SINGAPORE  (0.0%)
Flextronics International Ltd.
 (Electrical Equipment) ................          600            16,134
                                                            -----------
SOUTH KOREA  (0.2%)
Samsung Electronics (Electronics -
 Component Dist.) ......................        2,200            76,615
                                                            -----------
SPAIN  (0.3%)
Banco Santander Central Hispano SA
 (Banks & Thrifts) .....................        1,300            12,909
Telefonica SA (Other Telecommunications)
 +......................................        7,963           134,705
                                                            -----------
TOTAL SPAIN                                                     147,614
                                                            -----------
SWEDEN  (0.4%)
HiQ International AB (Services - Data
 Processing)............................       13,300            60,990
Svenska Handelsbank (Banks) ............        3,800            56,606
Telelogic AB (Semiconductors &
 Electronics) + ........................       17,200            47,559
                                                            -----------
TOTAL SWEDEN                                                    165,155
                                                            -----------

SWITZERLAND  (0.6%)
Logitech International SA (Computers -
 Peripherals) + ........................          150       $    45,824
Nestle SA Registered Shares (Food &
 Beverage)..............................           40            82,817
Tecan AG (Biotechnology & Medical
 Products) + ...........................           80            76,316
UBS AG (Banks - Money Center) + ........          550            83,694
                                                            -----------
TOTAL SWITZERLAND                                               288,651
                                                            -----------
UNITED KINGDOM  (1.2%)
Cable & Wireless Plc (Other
 Telecommunications)....................        8,728            64,126
Celltech Group Plc (Biotechnology &
 Medical Products) + ...................        3,600            62,326
Energis Plc (Other Telecommunications) +       10,600            55,206
GlaxoSmithKline Plc (Drugs) ............        1,200            64,284
Lloyds TSB Group Plc (Diversified
 Financial Services) ...................        9,259            96,245
Northern Rock Plc (Financial -
 Diversified)...........................        5,200            40,809
Shire Pharmaceuticals Group Plc (Drugs)
 +......................................        1,412            70,459
Vodafone AirTouch Plc (Cellular/Wireless
 Telecommunications)....................       23,067            70,051
WPP Group Plc (Commercial Services) + ..        4,400            52,725
                                                            -----------
TOTAL UNITED KINGDOM                                            576,231
                                                            -----------
TOTAL FOREIGN COMMON STOCKS
 (COST $2,956,103)                                            3,061,110
                                                            -----------
TOTAL COMMON STOCKS (COST $15,711,235)                       17,567,068
                                                            -----------
PREFERRED STOCKS FOREIGN (0.1%)
GERMANY  (0.1%)
MLP AG (Investment Management) + .......          600            66,495
                                                            -----------
TOTAL PREFERRED STOCKS FOREIGN
 (COST $59,033)                                                  66,495
                                                            -----------
                                           PRINCIPAL
                                            AMOUNT
                                          -------------
LONG-TERM BONDS AND NOTES (43.2%)
CORPORATE BONDS (11.2%)
Alcoa Inc., 7.38%, 08/01/10 ............  $    30,000            32,017
Allstate Corp., 7.88%, 05/01/05 ........       45,000            48,224
Associates Corp. N.A., 6.95%, 11/01/18 .       65,000            63,904
AT&T Capital Corp., 6.75%, 02/04/02 ....      100,000           101,061
Bank of America Corp., 7.40%, 01/15/11 .       40,000            41,639
Bank One Corp., 6.50%, 02/01/06 ++ .....       20,000            20,292
Boeing Capital Corp., 6.10%, 03/01/11 ..       50,000            48,799
Boeing Capital Corp., 7.10%, 09/27/05 ..      130,000           137,306
Capital Auto Receivables Asset Trust,
 6.30%, 05/15/04 .......................      275,000           276,751
Chase Manhattan Corp., 7.09%, 02/15/09 .      145,000           151,796
Citigroup Inc., 7.25%, 10/01/10 ........      150,000           155,847
ConAgra Foods, Inc., 7.50%, 09/15/05 ...      155,000           162,392
Conoco Inc., 5.90%, 04/15/04 ...........       40,000            40,118


26  See Notes to Portfolio of Investments

================================================================================

                                            PRINCIPAL          MARKET
                                             AMOUNT            VALUE
                                          -------------     -----------
CORPORATE BONDS (CONTINUED)
Countrywide Home Loans, Inc.,
 6.85%, 06/15/04 .......................  $    50,000       $    51,305
Cox Communications Inc., 7.75%, 08/15/06      180,000           188,762
Duke Energy Corp., 7.38%, 03/01/10 .....       50,000            52,095
Duke Energy Field Services, Inc.,
 7.88%, 08/16/10 .......................       60,000            63,389
Electronic Data Systems Corp., 6.85%,
 10/15/04...............................      190,000           194,436
Enron Corp., 7.88%, 06/15/03 ...........      200,000           208,468
First Union National Bank, 7.88%,
 02/15/10...............................       35,000            37,419
Ford Motor Credit Corp., 7.38%, 10/28/09       45,000            46,112
Ford Motor Credit Corp., 7.50%, 03/15/05       65,000            67,547
Ford Motor Credit Corp., 7.88%, 06/15/10      125,000           132,779
General Electric Capital Corp., 6.81%,
 11/03/03...............................      120,000           124,928
General Electric Capital Corp., 7.38%,
 01/19/10...............................       85,000            91,808
General Motors Acceptance Corp.,
 7.63%, 06/15/04 .......................       40,000            41,932
General Motors Acceptance Corp.,
 7.75%, 01/19/10 .......................       60,000            63,193
Honeywell International, 6.88%, 10/03/05       65,000            67,587
Honeywell International, 7.50%, 03/01/10       60,000            64,458
Household Finance Corp., 5.88%, 09/25/04      150,000           150,222
Household Finance Corp., 7.88%, 03/01/07       45,000            48,328
Interpublic Group of Co.'s, Inc. 7.88%,
 10/15/05...............................      100,000           103,722
Kellogg Co., 6.60%, 04/01/11 ++ ........      150,000           145,307
Kellogg Co., 7.45%, 04/01/31 ++ ........       40,000            38,791
MBNA Master Credit Card Trust,
 6.40%, 01/18/05 .......................      300,000           306,279
Mellon Bank NA, 7.63%, 09/15/07 ........       40,000            42,762
Morgan Stanley Dean Witter & Co.,
 5.63%, 01/20/04 .......................       35,000            35,175
Morgan Stanley Dean Witter & Co.,
 7.13%, 01/15/03 .......................       75,000            77,529
Norwest Financial, Inc., 5.38%, 09/30/03      150,000           150,167
Pepsi Bottling Holdings Inc., 5.38%,
 02/17/04...............................       90,000            89,021
Phillips Petroleum Co., 8.75%, 05/25/10        85,000            97,096
PPG Industries Inc., 7.05%, 08/15/09 ...        5,000             4,912
Qwest Capital Funding Inc., 7.75%,
 08/15/06...............................      165,000           173,631
Qwest Capital Funding Inc., 7.90%,
 08/15/10...............................      125,000           131,399
Raytheon Co., 6.15%, 11/01/08 ..........      150,000           140,292
Repsol International Finance, 7.45%,
 07/15/05...............................      160,000           167,347
Tennessee Gas Pipeline, 7.00%, 10/15/28       120,000           107,702
Textron Financial Corp., 7.13%, 12/09/04      195,000           200,169
United Technologies Corp., 7.13%,
 11/15/10...............................       60,000            62,778
Verizon Global Funding Corp.,
 7.25%, 12/01/10 ++ ....................      115,000           119,079
WorldCom, Inc., 7.38%, 01/15/06 ........       75,000            75,500
                                                            -----------
TOTAL CORPORATE BONDS (COST $5,100,909)                       5,243,572
                                                            -----------
FOREIGN AND SUPRANATIONALS (1.4%)
AT&T Canada Inc., Zero Coupon, 06/15/08       115,000            96,525
British Telecommunications, 8.13%,
 12/15/10...............................       30,000            31,131
France Telecom, 7.75%, 03/01/11 ++ .....       30,000            30,242
Norsk Hydro A/S, 7.15%, 01/15/29 .......      125,000           119,074

FOREIGN AND SUPRANATIONALS (CONTINUED)
Ontario (Province of), 6.00%, 02/21/06 .  $    45,000       $    45,634
Quebec (Province of), 7.50%, 09/15/29 ..       40,000            42,638
Telefonica Europe BV, 7.35%, 09/15/05 ..       40,000            41,584
Tyco International Group SA, 6.13%,
 11/01/08...............................       45,000            42,890
Tyco International Group SA, 6.13%,
 01/15/09...............................      160,000           152,190
Tyco International Group SA., 6.75%,
 02/15/11...............................       35,000            34,666
                                                            -----------
TOTAL FOREIGN AND SUPRANATIONALS (COST $628,943)                636,574
                                                            -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (17.3%)
Federal Home Loan Mortgage Corp.,
 7.50%, 12/01/11 .......................      162,789           168,265
Federal National Mortgage Assoc.,
 6.00%, 06/01/28 .......................      247,694           239,565
Federal National Mortgage Assoc.,
 6.00%, 12/01/28 .......................      162,916           157,569
Federal National Mortgage Assoc.,
 6.50%, 11/01/13 .......................      410,651           414,503
Federal National Mortgage Assoc.,
 6.50%, 08/01/28 .......................      332,518           329,505
Federal National Mortgage Assoc.,
 7.00%, 05/01/30 # .....................      870,000           877,613
Federal National Mortgage Assoc.,
 7.50%, 07/01/11 .......................       91,047            94,006
Federal National Mortgage Assoc.,
 7.50%, 11/01/30 .......................      734,737           749,660
Federal National Mortgage Assoc.,
 8.00%, 07/15/29 # .....................      460,000           475,957
Federal National Mortgage Assoc.,
 8.00%, 05/01/30 # .....................      850,000           878,688
Federal National Mortgage Assoc.,
 8.50%, 09/01/26 .......................      488,688           519,993
Federal National Mortgage Assoc. -
 Conventional Loan, 6.50%, 02/01/28 ....      320,912           318,004
Government National Mortgage Assoc.,
 6.50%, 02/15/26 .......................      170,996           169,874
Government National Mortgage Assoc.,
 6.50%, 02/15/29 .......................      262,074           260,109
Government National Mortgage Assoc.,
 6.50%, 06/15/31 # .....................      500,000           495,940
Government National Mortgage Assoc.,
 7.00%, 07/06/26 # .....................      510,000           515,258
Government National Mortgage Assoc.,
 7.00%, 04/15/27 .......................      293,708           296,827
Government National Mortgage Assoc.,
 7.00%, 02/15/28 .......................      182,359           184,296
Government National Mortgage Assoc.,
 7.00%, 02/15/28 .......................      268,966           271,822
Government National Mortgage Assoc.,
 7.50%, 12/15/23 .......................      384,200           394,765
Government National Mortgage Assoc.,
 7.50%, 06/15/31 # .....................      200,000           204,750
Government National Mortgage Assoc.,
 8.00%, 07/15/24 .......................       84,647            88,059
                                                            -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (COST $8,067,249)                                 8,105,028
                                                            -----------


                                      See Notes to Portfolio of Investments.  27

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
LEGACY (CONTINUED)
================================================================================

                                            PRINCIPAL         MARKET
                                             AMOUNT            VALUE
                                          -------------     -----------
U.S. TREASURY OBLIGATIONS (13.3%)
U.S. Treasury Bond, 5.25%, 02/15/29 ....  $   175,000       $   159,278
U.S. Treasury Bond, 6.13%, 08/15/29 ....    1,442,000         1,486,385
U.S. Treasury Bond, 8.13%, 05/15/21 ....      350,000           439,961
U.S. Treasury Note, 4.75%, 01/31/03 ....      645,000           649,734
U.S. Treasury Note, 5.00%, 02/15/11 ....        9,000             8,772
U.S. Treasury Note, 5.25%, 08/15/03 ....      190,000           193,443
U.S. Treasury Note, 5.50%, 03/31/03 ....      165,000           168,480
U.S. Treasury Note, 5.63%, 09/30/01 ....       20,000            20,122
U.S. Treasury Note, 5.63%, 05/15/08 ....      200,000           204,718
U.S. Treasury Note, 5.75%, 11/15/05 ....      364,000           376,627
U.S. Treasury Note, 5.75%, 08/15/10 ....       95,000            97,420
U.S. Treasury Note, 5.88%, 11/15/04 ....      597,000           618,265
U.S. Treasury Note, 6.00%, 08/15/04 ....    1,000,000         1,038,750
U.S. Treasury Note, 6.00%, 08/15/09 ....      578,000           602,657
U.S. Treasury Note, 6.50%, 02/15/10 ....      137,000           147,575
                                                            -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $6,085,808)             6,212,187
                                                            -----------
TOTAL LONG-TERM BONDS AND NOTES
 (COST $19,882,909)                                          20,197,361
                                                            -----------
SHORT-TERM INVESTMENTS (25.1%)
Archer Daniels Midland, 4.77%, 07/10/01     1,500,000         1,487,775
Countrywide Home Loans, Inc.,
 5.17%, 09/05/01 * .....................    1,700,000         1,702,125
CVS Corp., 4.45%, 05/10/01 .............    1,800,000         1,797,997
Federal National Mortgage Assoc.,
 4.53%, 05/01/01 .......................    2,176,000         2,176,000
Student Loan Marketing Assoc.,
 4.76%, 07/19/01 * .....................    2,500,000         2,499,750
U.S. Treasury Bill, 3.84%, 10/04/01 @ ..      100,000            98,340
VF Corp., 4.80%, 07/16/01 ..............    2,000,000         1,981,880
                                                            -----------
TOTAL SHORT-TERM INVESTMENTS
 (COST $11,738,339)                                          11,743,867
                                                            -----------
TOTAL INVESTMENTS (COST $47,391,516)(A)                      49,574,791
OTHER ASSETS LESS LIABILITIES                                (2,844,400)
                                                            -----------
TOTAL NET ASSETS                                            $46,730,391
                                                            ===========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $47,583,000. Unrealized gains and losses, based on identified tax cost at April 30, 2001, are as follows:
Unrealized gains.............................             $2,309,342
Unrealized losses............................              (317,551)
                                               ---------------------
 Net unrealized gain.........................             $1,991,791
                                               =====================


++ Securities that may be resold to "qualified institutional buyers" under Rule
  144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
* Segregated securities for purchases of delayed delivery or when-issued securities held at April 30, 2001.
# When-issued or delayed delivery security.
+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2001.

Information concerning open futures contracts at April 30, 2001 is shown below:

                           NO. OF      NOTIONAL     EXPIRATION       UNREALIZED
                         CONTRACTS       VALUE         DATE         GAIN/(LOSS)
                        ------------  -----------  -------------  --------------
    LONG CONTRACTS
----------------------
CAC 40 Index Futures         4         $198,279       Jun 01         $  18,033
DAX Index Futures            2          278,392       Jun 01            (4,034)
FTSE 100 Index Futures       3          257,372       Jun 01            (2,683)
TOPIX Index Futures          1          110,981       Jun 01            14,571
                                      ---------                   ------------
                                       $845,024                      $  25,887
                                      =========                   ============

Category percentages are based on net assets

28  See Notes to Financial Statements.

GENERATION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)
================================================================================

                                   ASCENT       CROSSROADS         LEGACY
                                 ------------  --------------  ----------------
ASSETS:
Investments, at market value ..  $68,073,010    $88,586,965      $49,574,791
Cash ..........................          448            470              810
Cash denominated in foreign
 currencies...................       701,254        764,301          246,591
Receivable for:
 Dividends and interest .......      209,649        362,748          287,118
 Investments sold .............    2,107,687      2,100,632          562,587
 Fund shares sold .............       20,029          6,454           37,118
 Recoverable foreign taxes ....        7,779          7,474            3,004
 Variation margin .............       21,660         13,848            6,321
 Reimbursement from Investment
 Adviser......................         5,420          9,028           11,097
Prepaid expenses ..............          363          1,057              222
                                 -----------    -----------      -----------
     Total assets .............   71,147,299     91,852,977       50,729,659
                                 -----------    -----------      -----------
LIABILITIES:
Payable for:
 Investments purchased ........    2,866,928      6,929,869        3,918,217
 Fund shares redeemed .........       94,469        174,796           41,831
Other liabilities .............       55,109         69,717           39,220
                                 -----------    -----------      -----------
     Total liabilities ........    3,016,506      7,174,382        3,999,268
                                 -----------    -----------      -----------
   NET ASSETS .................  $68,130,793    $84,678,595      $46,730,391
                                 ===========    ===========      ===========
NET ASSETS REPRESENTED BY:
Paid-in capital ...............  $68,187,159    $85,202,050      $45,635,868
Net unrealized gain on
 investments, open futures
 contracts and foreign currency
 related transactions .........    5,571,669      5,871,487        2,206,133
Undistributed net investment
 income.......................       330,932        696,918          547,262
Accumulated net realized loss
 on investments ...............   (5,958,967)    (7,091,860)      (1,658,872)
                                 -----------    -----------      -----------
   NET ASSETS .................  $68,130,793    $84,678,595      $46,730,391
                                 ===========    ===========      ===========

Cost of investments ...........  $62,685,262    $82,803,780      $47,391,516
Cost of cash denominated in
 foreign currencies ...........  $   708,790    $   774,999      $   248,812

                                          See Notes to Financial Statements. 29

GENERATION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
APRIL 30, 2001 (UNAUDITED)
================================================================================

                                               ASCENT       CROSSROADS         LEGACY
                                             ------------  --------------  ----------------
CAPITAL SHARES, $.001 PAR
VALUE:
Class I:
 Outstanding...........................        3,519,514      4,201,634        2,452,154
 Net Assets............................      $39,306,798    $46,669,209      $25,408,130
 Net Asset Value, offering and
  redemption price per share
  (net assets divided by shares
  outstanding).........................      $     11.17    $     11.11      $     10.36
Class A:
 Outstanding...........................        2,359,480      3,411,744        2,027,464
 Net Assets............................      $26,160,567    $37,572,658      $20,813,413
 Net Asset Value and redemption
  price per share (net assets
  divided by shares outstanding).......      $     11.09    $     11.01      $     10.27
 Offering price (net asset
  value divided by 1 minus
  maximum sales load)..................      $     11.77    $     11.68      $     10.90
Class B:
 Outstanding...........................           18,580         27,818           23,369
 Net Assets............................      $   206,449    $   307,140      $   241,063
 Net Asset Value, offering and
  redemption price per share
  (net assets divided by shares
  outstanding).........................      $     11.11    $     11.04      $     10.32
Class C:
 Outstanding...........................          221,455         11,681           26,051
 Net Assets............................      $ 2,456,979    $   129,588      $   267,785
 Net Asset Value, offering and
  redemption price per share
  (net assets divided by shares
  outstanding).........................      $     11.09    $     11.09      $     10.28

30 See Notes to Financial Statements.

GENERATION FUNDS
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED APRIL 30, 2001 (UNAUDITED)
================================================================================

                                       ASCENT      CROSSROADS        LEGACY
                                     ------------  ------------  --------------
INVESTMENT INCOME:
Dividends .........................  $   345,207   $   385,284    $   159,746
Interest ..........................      596,875     1,093,674        916,815
                                     -----------   -----------    -----------
                                         942,082     1,478,958      1,076,561
Foreign taxes withheld on dividends       (5,088)       (4,313)        (1,648)
                                     -----------   -----------    -----------
     Total investment income ......      936,994     1,474,645      1,074,913
                                     -----------   -----------    -----------
INVESTMENT EXPENSES:
Investment advisory fees ..........      267,260       320,955        181,414
Administrative services fees ......       33,408        40,119         22,677
Distribution plan fees - Class A ..       31,168        41,125         24,185
Distribution plan fees - Class B ..          691           674            606
Distribution plan fees - Class C ..        9,293           485            993
Shareholder services fees - Class B          230           225            202
Shareholder services fees - Class C        3,097           162            331
Printing and postage fees .........        4,572         5,666          3,223
Custody fees ......................       20,616        22,637         20,101
Transfer agent fees ...............       15,162        13,865         13,354
Audit fees ........................       11,506        11,527         11,498
Directors' fees ...................          951         1,115            580
Registration fees .................       16,929        17,708         17,248
Miscellaneous expenses ............        1,760         2,104          1,150
                                     -----------   -----------    -----------
Expenses before reimbursement and
 waiver from Investment Adviser ...      416,643       478,367        297,562
Expense reimbursement and waiver
 from Investment Adviser ..........      (37,904)      (54,839)       (67,255)
                                     -----------   -----------    -----------
     Net investment expenses ......      378,739       423,528        230,307
                                     -----------   -----------    -----------
Net investment income .............      558,255     1,051,117        844,606
                                     -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments ......................   (4,264,653)   (4,238,275)    (1,325,881)
 Futures and forward foreign
 currency exchange contracts ......     (512,167)     (287,517)       (88,398)
 Foreign currency related
 transactions......................       57,788        42,386         19,111
                                     -----------   -----------    -----------
     Net realized loss on
     investments...................   (4,719,032)   (4,483,406)    (1,395,168)
                                     -----------   -----------    -----------
Net change in unrealized gain or
 loss on:
 Investments ......................     (250,427)      714,143        498,998
 Futures and forward foreign
 currency exchange contracts ......      222,506       121,406         27,568
 Foreign currency related
 transactions......................        1,726         3,705            486
                                     -----------   -----------    -----------
     Net change in unrealized gain
     or loss on investments .......      (26,195)      839,254        527,052
                                     -----------   -----------    -----------
Net realized and change in
 unrealized gain or loss on
 investments.......................   (4,745,227)   (3,644,152)      (868,116)
                                     -----------   -----------    -----------
Net decrease in net assets
 resulting from operations ........  $(4,186,972)  $(2,593,035)   $   (23,510)
                                     ===========   ===========    ===========



                                           See Notes to Financial Statements. 31

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                          ASCENT
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2001      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 2000
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income .....................   $   558,255      $    960,438
Net realized loss on investments...........    (4,719,032)       (1,150,036)
Net change in unrealized gain or loss on
 investments...............................       (26,195)        5,325,246
                                              -----------      ------------
 Net increase (decrease) in net assets
 resulting from operations.................    (4,186,972)        5,135,648
                                              -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................      (583,633)         (717,930)
 From net realized gains...................            --        (2,924,870)
Class A:
 From net investment income................      (307,287)         (301,955)
 From net realized gains...................            --        (1,336,475)
Class B:
 From net investment income................        (1,084)           (1,136)
 From net realized gains...................            --            (8,502)
Class C:
 From net investment income................       (11,128)          (27,407)
 From net realized gains...................            --          (193,511)
                                              -----------      ------------
 Decrease in net assets from distributions
 to shareholders...........................      (903,132)       (5,511,786)
                                              -----------      ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................     3,202,534         9,002,118
 Net asset value of shares issued upon
  reinvestment of distributions............       583,403         3,638,077
 Payments for shares redeemed..............    (4,044,923)      (11,827,809)
Class A:
 Proceeds from shares sold.................     4,042,013        11,211,921
 Net asset value of shares issued upon
  reinvestment of distributions............       307,062         1,638,315
 Payments for shares redeemed..............    (1,482,894)       (3,740,082)
Class B:
 Proceeds from shares sold.................        23,764           213,705
 Net asset value of shares issued upon
  reinvestment of distributions............         1,084               677
 Payments for shares redeemed..............            --          (134,160)
Class C:
 Proceeds from shares sold.................         9,962           143,166
 Net asset value of shares issued upon
  reinvestment of distributions............        10,762           220,918
 Payments for shares redeemed..............      (113,075)         (238,573)
                                              -----------      ------------
 Net increase in net assets from fund share
 transactions..............................     2,539,692        10,128,273
                                              -----------      ------------
Net change in net assets...................    (2,550,412)        9,752,135
NET ASSETS:
Beginning of period........................    70,681,205        60,929,070
                                              -----------      ------------
End of period..............................   $68,130,793      $ 70,681,205
                                              ===========      ============
End of period net assets includes
 undistributed net investment income.......   $   330,932      $    675,809
                                              ===========      ============

32 See Notes to Financial Statements.

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)
================================================================================


                                                          ASCENT
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2001      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 2000
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................       288,346           734,636
 Number of shares issued upon reinvestment
  of distributions.........................        51,041           316,906
 Number of shares redeemed.................      (362,675)         (963,399)
                                              -----------      ------------
 Net increase (decrease)...................       (23,288)           88,143
                                              ===========      ============
Class A:
 Number of shares sold.....................       361,800           922,295
 Number of shares issued upon reinvestment
  of distributions.........................        27,030           143,586
 Number of shares redeemed.................      (135,205)         (307,574)
                                              -----------      ------------
 Net increase..............................       253,625           758,307
                                              ===========      ============
Class B:
 Number of shares sold.....................         2,269            17,281
 Number of shares issued upon reinvestment
  of distributions.........................            95                59
 Number of shares redeemed.................            --           (10,702)
                                              -----------      ------------
 Net increase..............................         2,364             6,638
                                              ===========      ============
Class C:
 Number of shares sold.....................           910            11,980
 Number of shares issued upon reinvestment
  of distributions.........................           944            19,294
 Number of shares redeemed.................       (10,046)          (19,866)
                                              -----------      ------------
 Net increase (decrease)...................        (8,192)           11,408
                                              ===========      ============

                                         See Notes to Financial Statements.   33

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================

                                                        CROSSROADS
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2001      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 2000
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income .....................   $ 1,051,117      $  1,825,431
Net realized loss on investments...........    (4,483,406)       (2,514,460)
Net change in unrealized gain or loss on
 investments...............................       839,254         5,385,082
                                              -----------      ------------
 Net increase (decrease) in net assets
 resulting from operations.................    (2,593,035)        4,696,053
                                              -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................    (1,132,587)       (1,131,065)
 From net realized gains...................            --        (2,087,125)
Class A:
 From net investment income................      (689,461)         (410,722)
 From net realized gains...................            --          (802,920)
Class B:
 From net investment income................        (2,113)           (1,727)
 From net realized gains...................            --            (4,829)
Class C:
 From net investment income................        (1,426)           (1,442)
 From net realized gains...................            --            (5,112)
                                              -----------      ------------
 Decrease in net assets from distributions
 to shareholders...........................    (1,825,587)       (4,444,942)
                                              -----------      ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................     8,005,341        13,857,953
 Net asset value of shares issued upon
  reinvestment of distributions............     1,132,587         3,218,190
 Payments for shares redeemed..............    (9,595,344)      (15,731,772)
Class A:
 Proceeds from shares sold.................     8,407,974        24,481,237
 Net asset value of shares issued upon
  reinvestment of distributions............       689,415         1,213,593
 Payments for shares redeemed..............    (2,755,803)       (8,354,111)
Class B:
 Proceeds from shares sold.................       171,204            33,481
 Net asset value of shares issued upon
  reinvestment of distributions............           497                31
Class C:
 Proceeds from shares sold.................        11,125            62,673
 Net asset value of shares issued upon
  reinvestment of distributions............         1,426             6,224
 Payments for shares redeemed..............       (44,547)          (26,806)
                                              -----------      ------------
 Net increase in net assets from fund share
 transactions..............................     6,023,875        18,760,693
                                              -----------      ------------
Net change in net assets...................     1,605,253        19,011,804
NET ASSETS:
Beginning of period........................    83,073,342        64,061,538
                                              -----------      ------------
End of period..............................   $84,678,595      $ 83,073,342
                                              ===========      ============
End of period net assets includes
 undistributed net investment income.......   $   696,918      $  1,471,388
                                              ===========      ============

34 See Notes to Financial Statements.

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================


                                                        CROSSROADS
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2001      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 2000
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
  Number of shares sold.....................      742,357         1,171,842
  Number of shares issued upon reinvestment
   of distributions.........................      101,577           285,301
  Number of shares redeemed.................     (884,982)       (1,332,168)
                                              -----------      ------------
 Net increase (decrease)...................       (41,048)          124,975
                                              ===========      ============
Class A:
  Number of shares sold.....................      781,519         2,108,303
  Number of shares issued upon reinvestment
   of distributions.........................       62,278           108,453
  Number of shares redeemed.................     (253,524)         (713,922)
                                              -----------      ------------
 Net increase..............................       590,273         1,502,834
                                              ===========      ============
Class B:
  Number of shares sold.....................       15,870             2,884
  Number of shares issued upon reinvestment
   of distributions.........................           44                 3
                                              -----------      ------------
 Net increase..............................        15,914             2,887
                                              ===========      ============
Class C:
  Number of shares sold.....................        1,012             5,233
  Number of shares issued upon reinvestment
   of distributions.........................          127               552
  Number of shares redeemed.................       (3,928)           (2,239)
                                              -----------      ------------
 Net increase (decrease)...................        (2,789)            3,546
                                              ===========      ============

                                           See Notes to Financial Statements. 35

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================

                                                          LEGACY
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2001      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 2000
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income .....................   $   844,606       $ 1,445,911
Net realized loss on investments...........    (1,395,168)         (192,835)
Net change in unrealized gain or loss on
 investments...............................       527,052         1,751,780
                                              -----------       -----------
 Net increase (decrease) in net assets
 resulting from operations.................       (23,510)        3,004,856
                                              -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................      (905,130)         (669,406)
 From net realized gains...................            --          (768,976)
Class A:
 From net investment income................      (612,300)         (348,569)
 From net realized gains...................            --          (420,416)
Class B:
 From net investment income................        (2,820)           (2,510)
 From net realized gains...................            --            (4,005)
Class C:
 From net investment income................        (6,724)           (6,979)
 From net realized gains...................            --           (11,251)
                                              -----------       -----------
 Decrease in net assets from distributions
 to shareholders...........................    (1,526,974)       (2,232,112)
                                              -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................     2,895,000         9,115,096
 Net asset value of shares issued upon
  reinvestment of distributions............       905,130         1,437,775
 Payments for shares redeemed..............    (3,970,668)       (8,647,463)
Class A:
 Proceeds from shares sold.................     4,827,221         9,702,789
 Net asset value of shares issued upon
  reinvestment of distributions............       612,300           768,985
 Payments for shares redeemed..............    (2,219,890)       (2,909,367)
Class B:
 Proceeds from shares sold.................       126,954               414
 Net asset value of shares issued upon
  reinvestment of distributions............           231               981
 Payments for shares redeemed..............            --           (10,592)
Class C:
 Proceeds from shares sold.................        20,610            41,125
 Net asset value of shares issued upon
  reinvestment of distributions............         6,470            15,562
 Payments for shares redeemed..............       (26,692)          (88,536)
                                              -----------       -----------
 Net increase in net assets from fund share
 transactions..............................     3,176,666         9,426,769
                                              -----------       -----------
Net change in net assets...................     1,626,182        10,199,513
NET ASSETS:
Beginning of period........................    45,104,209        34,904,696
                                              -----------       -----------
End of period..............................   $46,730,391       $45,104,209
                                              ===========       ===========
End of period net assets includes
 undistributed net investment income.......   $   547,262       $ 1,229,630
                                              ===========       ===========

36 See Notes to Financial Statements.

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================

                                                         LEGACY
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2001      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 2000
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
  Number of shares sold.....................      280,770           859,031
  Number of shares issued upon reinvestment
   of distributions.........................       87,962           141,653
  Number of shares redeemed.................     (385,714)         (813,054)
                                              -----------       -----------
 Net increase (decrease)...................       (16,982)          187,630
                                              ===========       ===========
Class A:
  Number of shares sold.....................      470,477           926,983
  Number of shares issued upon reinvestment
   of distributions.........................       59,971            76,364
  Number of shares redeemed.................     (217,888)         (278,098)
                                              -----------       -----------
 Net increase..............................       312,560           725,249
                                              ===========       ===========
Class B:
  Number of shares sold.....................       12,541                39
  Number of shares issued upon reinvestment
   of distributions.........................           22                97
  Number of shares redeemed.................           --            (1,009)
                                              -----------       -----------
 Net increase (decrease)...................        12,563              (873)
                                              ===========       ===========
Class C:
  Number of shares sold.....................        2,048             3,791
  Number of shares issued upon reinvestment
   of distributions.........................          631             1,539
  Number of shares redeemed.................       (2,625)           (8,390)
                                              -----------       -----------
 Net increase (decrease)...................            54            (3,060)
                                              ===========       ===========

                                         See Notes to Financial Statements.   37

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED)
================================================================================

1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers three funds (each a Fund; collectively, the Funds), Aetna Ascent Fund (Ascent), Aetna Crossroads Fund (Crossroads) and Aetna Legacy Fund (Legacy).

The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS I: No sales charges or distribution fees.

  CLASS A: Generally, subject to a front-end sales charge; distribution fees of (0.25% of average net assets of the class per year).

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.75%; service fees of 0.25%.

Shares in each class of each Fund were first made available to the public on the following dates:

    CLASS I          CLASS A          CLASS B         CLASS C
    -------          -------          -------         -------
January 4, 1995  January 20, 1997  March 1, 1999  June 30, 1998

The following is each Fund's investment objective:

  ASCENT seeks to provide capital appreciation.

  CROSSROADS seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

  LEGACY seeks to provide total return consistent with preservation of capital.

Aeltus Investment Management, Inc. (Aeltus) and Aeltus Capital, Inc. (ACI) are indirect wholly owned subsidiaries of ING Groep N.V. (ING). On December 13, 2000, Aetna Inc. (Aetna), the indirect parent company of Aeltus, the investment adviser to the Funds, and ACI, each Fund's principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING. ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

================================================================================

A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors (Board).

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments.

B. FUTURES AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds may invest in financial futures contracts as a hedge against their existing securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds, where authorized, may use forward foreign currency exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated portfolio securities. Contracts are recorded at market value and marked-to-market daily.

The risks associated with financial futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolios of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, any futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)
================================================================================

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. DELAYED DELIVERY TRANSACTIONS

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold are identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

E. FEDERAL INCOME TAXES

Each Fund has met the requirements to be taxed as a regulated investment company for the fiscal year ended October 31, 2000 and intends to meet the requirements for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code
(Code). Furthermore, by declaring such distributions during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal income taxes.

F. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, certain futures contracts, certain investments in foreign equity securities and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

G. LINE OF CREDIT

Certain series of the Company (including the Funds), Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of Aetna GET Fund, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $300,000,000, with a syndicate of banks led by Citibank, N.A. The revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unutilized amount of the credit facility. Each of the funds will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. No borrowings from the line of credit have been made as of April 30, 2001.

================================================================================

H. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICE AND DISTRIBUTION FEES

Each Fund paid Aeltus an investment advisory fee at an annual rate of 0.80% of each Fund's average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply.

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.40% of the average daily net assets associated with those shares. For the period November 1, 2000 through April 30, 2001, Aeltus paid ALIAC $223,481.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for Class A, Class B and Class C shares. The Distribution Plan provides for payments to ACI at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund and 0.75% of the average daily net assets of Class B and Class C shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by ACI in promoting the sale of Class A, Class B and Class C shares.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and service fees incurred in connection with Class B and Class C shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 2001 to reimburse each Fund for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return. Actual expenses for the period ended April 30, 2001 were at contractual limits. Actual expense ratios are included in the Financial Highlights.

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)
================================================================================

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2001 were:

                                                     COST OF PURCHASES     PROCEEDS FROM SALES
                                                     -----------------     -------------------
          Ascent                                       $70,908,996             $65,715,464
          Crossroads                                    66,636,569              63,945,638
          Legacy                                        30,550,262              27,695,138


6. CAPITAL LOSS CARRYFORWARDS

It is the policy of each of the Funds to reduce future distributions of realized gains to shareholders to the extent of capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respective expiration dates. As of April 30, 2001, the following capital loss carryforwards had been incurred:

                          TOTAL CAPITAL LOSS         YEAR OF EXPIRATION
                             CARRYFORWARD                   2008
                          ------------------         ------------------
          Ascent              $  988,521                 $  988,521
          Crossroads           2,330,911                  2,330,911
          Legacy                 145,393                    145,393



7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 15 billion shares. Of those 15 billion, each of the Funds have been allocated 100 million shares each of Class I, Class A, Class B and Class C. As of April 30, 2001, the following shares of the Funds were owned by ALIAC and its affiliates:

                              CLASS I   CLASS A   CLASS B
                              -------   -------   -------
          Ascent             2,748,474    341         --
          Crossroads         3,145,150    948      9,017
          Legacy             1,548,417    700      9,921


8. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, (the Guide), which is effective for fiscal years beginning after December 15, 2000. The Guide requires changes for investment company financial statements. These changes are expected to have no material impact on the Funds' net asset values.

                       THIS PAGE INTENTIONALLY LEFT BLANK

GENERATION FUNDS
FINANCIAL HIGHLIGHTS
ASCENT
================================================================================

Selected data for a fund share outstanding throughout each period:



                                              SIX MONTH
                                             PERIOD ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED  YEAR ENDED    YEAR ENDED
                                            APRIL 30, 2001  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                 CLASS I                     (UNAUDITED)       2000         1999         1998         1997          1996
------------------------------------------  --------------  -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period .....   $ 12.03         $ 12.14      $ 11.14      $ 14.48      $ 12.57       $ 11.67
                                             -------         -------      -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................      0.10            0.18         0.22+        0.24+        0.21+         0.21+
 Net realized and change in unrealized
 gain or loss on investments .............     (0.80)           0.82         1.27        (0.41)        2.92          2.04
                                             -------         -------      -------      -------      -------       -------
   Total income from investment operations     (0.70)           1.00         1.49        (0.17)        3.13          2.25
                                             -------         -------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
 From net investment income ..............     (0.16)          (0.22)       (0.18)       (0.41)       (0.25)        (0.38)
 From net realized gains on investments ..        --           (0.89)       (0.31)       (2.76)       (0.97)        (0.97)
                                             -------         -------      -------      -------      -------       -------
   Total distributions ...................     (0.16)          (1.11)       (0.49)       (3.17)       (1.22)        (1.35)
                                             -------         -------      -------      -------      -------       -------
Net asset value, end of period ...........   $ 11.17         $ 12.03      $ 12.14      $ 11.14      $ 14.48       $ 12.57
                                             =======         =======      =======      =======      =======       =======

Total return .............................     (5.81)%          8.62%       13.66%       (1.90)%      26.59%        20.94%
Net assets, end of period (000's) ........   $39,307         $42,626      $41,936      $38,012      $27,359       $25,752
Ratio of net investment expenses to net
 average net assets ......................      1.00%(1)        1.00%        1.20%        1.24%        1.52%         1.73%
Ratio of net investment income to average
 net assets ..............................      1.80%(1)        1.76%        1.86%        2.00%        1.53%         1.69%
Ratio of expenses before reimbursement and
 waiver to average net assets ............      1.11%(1)        1.10%        1.26%        1.43%        1.61%           --
Portfolio turnover rate ..................    112.26%         247.90%      131.62%      105.08%      162.80%       104.84%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



44 See Notes to Financial Statements.

ASCENT
================================================================================

Selected data for a fund share outstanding throughout each period:


                                                                                                     PERIOD FROM
                                           SIX MONTH                                              JANUARY 20, 1997
                                          PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                         APRIL 30, 2001  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
                CLASS A                   (UNAUDITED)       2000         1999         1998       TO OCTOBER 31, 1997
---------------------------------------  --------------  -----------  -----------  -----------   -------------------
Net asset value, beginning of period ..   $ 11.93         $ 12.06      $ 11.09      $ 14.42          $ 12.50
                                          -------         -------      -------      -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................      0.08            0.25         0.19+        0.20+            0.15+
 Net realized and change in unrealized
 gain or loss on investments ..........     (0.78)           0.71         1.26        (0.40)            1.77
                                          -------         -------      -------      -------          -------
   Total income from investment
    operations.........................     (0.70)           0.96         1.45        (0.20)            1.92
                                          -------         -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ...........     (0.14)          (0.20)       (0.17)       (0.37)              --
 From net realized gains on
 investments ..........................        --           (0.89)       (0.31)       (2.76)              --
                                          -------         -------      -------      -------          -------
   Total distributions ................     (0.14)          (1.09)       (0.48)       (3.13)              --
                                          -------         -------      -------      -------          -------
Net asset value, end of period ........   $ 11.09         $ 11.93      $ 12.06      $ 11.09          $ 14.42
                                          =======         =======      =======      =======          =======

Total return ..........................     (5.91)%          8.34%       13.35%       (2.17)%          15.36%
Net assets, end of period (000's) .....   $26,161         $25,131      $16,252      $ 2,266          $   886
Ratio of net investment expenses to
 average net assets ...................      1.25%(1)        1.25%        1.45%        1.53%            2.08%(1)
Ratio of net investment income to
 average net assets ...................      1.55%(1)        1.51%        1.61%        1.71%            1.11%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets .....      1.36%(1)        1.35%        1.51%        1.72%            2.35%(1)
Portfolio turnover rate ...............    112.26%         247.90%      131.62%      105.08%          162.80%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



                                          See Notes to Financial Statements.  45

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
ASCENT
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                     PERIOD FROM
                                                     SIX MONTH                      MARCH 1, 1999
                                                    PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                                                   APRIL 30, 2001  OCTOBER 31,    PUBLIC OFFERING)
                 CLASS B                            (UNAUDITED)       2000       TO OCTOBER 31, 1999
-------------------------------------------------  --------------  -----------   -------------------
Net asset value, beginning of period.............     $  11.93        $ 12.06          $ 11.21
                                                      --------        -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...........................         0.02           0.12             0.07+
 Net realized and change in unrealized
 gain or loss on investments.....................        (0.77)          0.76             0.78
                                                      --------        -------          -------
   Total income from investment operations.......        (0.75)          0.88             0.85
                                                      --------        -------          -------
LESS DISTRIBUTIONS:
 From net investment income......................        (0.07)         (0.12)              --
 From net realized gains on investments..........           --          (0.89)              --
                                                      --------        -------          -------
   Total distributions...........................        (0.07)         (1.01)              --
                                                      --------        -------          -------
Net asset value, end of period...................     $  11.11        $ 11.93          $ 12.06
                                                      ========        =======          =======

Total return ....................................        (6.33)%         7.58%            7.58%
Net assets, end of period (000's)................     $    206        $   193          $   116
Ratio of net investment expenses to average
 net assets......................................         2.00%(1)       2.00%            2.20%(1)
Ratio of net investment income to average
 net assets......................................         0.80%(1)       0.76%            0.86%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets....................         2.11%(1)       2.10%            2.26%(1)
Portfolio turnover rate..........................       112.26%        247.90%          131.62%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

46 See Notes to Financial Statements.

ASCENT
================================================================================
Selected data for a fund share outstanding throughout each period:


                                                                                             PERIOD FROM
                                                SIX MONTH                                   JUNE 30, 1998
                                               PERIOD ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                              APRIL 30, 2001  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
                CLASS C                        (UNAUDITED)       2000         1999       TO OCTOBER 31, 1998
--------------------------------------------  --------------  -----------  -----------   -------------------
Net asset value, beginning of period........      $ 11.89       $ 12.03      $ 11.11          $ 12.49
                                                  -------       -------      -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................        (0.01)         0.17         0.10+            0.04+
 Net realized and change in unrealized
 gain or loss on investments................        (0.74)         0.71         1.26            (1.42)
                                                  -------       -------      -------          -------
   Total income from investment operations..        (0.75)         0.88         1.36            (1.38)
                                                  -------       -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income.................        (0.05)       (0.13)        (0.13)              --
 From net realized gains on investments.....           --        (0.89)        (0.31)              --
                                                  -------      -------       -------          -------
   Total distributions......................        (0.05)       (1.02)        (0.44)              --
                                                  -------      -------       -------          -------
Net asset value, end of period..............      $ 11.09      $ 11.89       $ 12.03          $ 11.11
                                                  =======      =======       =======          =======

Total return................................        (6.33)%       7.57%        12.47%          (11.05)%
Net assets, end of period (000's)...........      $ 2,457      $ 2,731       $ 2,626          $   133
Ratio of net investment expenses to
 average net assets.........................         2.00%(1)     2.00%         2.20%            2.23%(1)
Ratio of net investment income to
 average net assets.........................         0.80%(1)     0.76%         0.86%            1.01%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets...........         2.11%(1)     2.10%         2.26%            2.42%(1)
Portfolio turnover rate.....................       112.26%      247.90%       131.62%          105.08%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

                                          See Notes to Financial Statements.  47

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
CROSSROADS
================================================================================
Selected data for a fund share outstanding throughout each period:



                                             SIX MONTH
                                            PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                           APRIL 30, 2001  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                 CLASS I                    (UNAUDITED)       2000         1999         1998         1997          1996
-----------------------------------------  --------------  -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period.....   $ 11.76         $ 11.76      $ 11.08      $ 13.29      $ 12.16       $ 11.53
                                            -------         -------      -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...................      0.15            0.27         0.30+        0.31+        0.27+         0.25+
 Net realized and change in unrealized
 gain or loss on investments.............     (0.53)           0.55         0.83        (0.37)        2.16          1.64
                                            -------         -------      -------      -------      -------       -------
   Total income from investment
    operations...........................     (0.38)           0.82         1.13        (0.06)        2.43          1.89
                                            -------         -------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
 From net investment income..............     (0.27)          (0.29)       (0.21)       (0.45)       (0.30)        (0.44)
 From net realized gains on investments..        --           (0.53)       (0.24)       (1.70)       (1.00)        (0.82)
                                            -------         -------      -------      -------      -------       -------
   Total distributions...................     (0.27)          (0.82)       (0.45)       (2.15)       (1.30)        (1.26)
                                            -------         -------      -------      -------      -------       -------
Net asset value, end of period...........   $ 11.11         $ 11.76      $ 11.76      $ 11.08      $ 13.29       $ 12.16
                                            =======         =======      =======      =======      =======       =======

Total return ............................     (3.27)%          7.29%       10.31%       (0.87)%      21.65%        17.66%
Net assets, end of period (000's) .......   $46,669         $49,898      $48,440      $37,620      $26,028       $22,947
Ratio of net investment expenses to
 average net assets......................      0.95%(1)        0.95%        1.20%        1.24%        1.57%         1.74%
Ratio of net investment income to average
 net assets..............................      2.73%(1)        2.54%        2.54%        2.61%        2.13%         2.18%
Ratio of expenses before reimbursement
 and waiver to average net assets........      1.09%(1)        1.08%        1.28%        1.40%        1.66%           --
Portfolio turnover rate..................     91.45%         238.69%      124.90%      115.65%      161.75%       107.40%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

48 See Notes to Financial Statements.

CROSSROADS
================================================================================
Selected data for a fund share outstanding throughout each period:


                                                                                                     PERIOD FROM
                                           SIX MONTH                                              JANUARY 20, 1997
                                          PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                         APRIL 30, 2001  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
                CLASS A                   (UNAUDITED)       2000         1999         1998       TO OCTOBER 31, 1997
---------------------------------------  --------------  -----------  -----------  -----------   -------------------
Net asset value, beginning of period...   $ 11.65         $ 11.67      $ 11.01      $ 13.22          $ 11.67
                                          -------         -------      -------      -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.................      0.13            0.35         0.27+        0.27+            0.30+
 Net realized and change in unrealized
 gain or loss on investments...........     (0.53)           0.43         0.83        (0.37)            1.25
                                          -------         -------      -------      -------          -------
   Total income from investment
    operations.........................     (0.40)           0.78         1.10        (0.10)            1.55
                                          -------         -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income............     (0.24)          (0.27)       (0.20)       (0.41)              --
 From net realized gains on
 investments...........................        --           (0.53)       (0.24)       (1.70)              --
                                          -------         -------      -------      -------          -------
   Total distributions.................     (0.24)          (0.80)       (0.44)       (2.11)              --
                                          -------         -------      -------      -------          -------
Net asset value, end of period.........   $ 11.01         $ 11.65      $ 11.67      $ 11.01          $ 13.22
                                          =======         =======      =======      =======          =======

Total return...........................     (3.45)%          7.02%       10.10%       (1.17)%          13.28%
Net assets, end of period (000's)......   $37,573         $32,868      $15,389      $ 2,105          $   547
Ratio of net investment expenses to
 average net assets....................      1.20%(1)        1.20%        1.45%        1.52%            2.11%(1)
Ratio of net investment income to
 average net assets....................      2.48%(1)        2.29%        2.29%        2.33%            1.64%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets......      1.34%(1)        1.33%        1.53%        1.68%            2.41%(1)
Portfolio turnover rate................     91.45%         238.69%      124.90%      115.65%          161.75%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

                                           See Notes to Financial Statements. 49

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
CROSSROADS
================================================================================

Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                      SIX MONTH                      MARCH 1, 1999
                                     PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                                    APRIL 30, 2001  OCTOBER 31,    PUBLIC OFFERING)
          CLASS B                    (UNAUDITED)       2001       TO OCTOBER 31, 1999
--------------------------------   --------------  -----------   -------------------
Net asset value, beginning
 of period .....................      $11.66         $ 11.68          $ 11.09
                                      ------         -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .........        0.06            0.18             0.12+
 Net realized and change in
 unrealized gain or loss on
 investments....................       (0.50)           0.52             0.47
                                      ------         -------          -------
   Total income from
    investment operations.......       (0.44)           0.70             0.59
                                      ------         -------          -------
LESS DISTRIBUTIONS:
 From net investment income.....       (0.18)          (0.19)              --
 From net realized gains on
 investments....................          --           (0.53)              --
                                      ------         -------          -------
   Total distributions .........       (0.18)          (0.72)              --
                                      ------         -------          -------
Net asset value, end of
 period.........................      $11.04         $ 11.66          $ 11.68
                                      ======         =======          =======

Total return ...................       (3.81)%          6.24%            5.32%
Net assets, end of period
 (000's)........................      $  307         $   139          $   105
Ratio of net investment
 expenses to average net
 assets.........................        1.95%(1)        1.95%            2.20%(1)
Ratio of net investment
 income to average net
 assets.........................        1.73%(1)        1.54%            1.54%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets .........        2.09%(1)        2.08%            2.28%(1)
Portfolio turnover rate ........       91.45%         238.69%          124.90%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



50 See Notes to Financial Statements.

CROSSROADS
================================================================================

Selected data for a fund share outstanding throughout each period:


                                                                               PERIOD FROM
                                  SIX MONTH                                   JUNE 30, 1998
                                 PERIOD ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                APRIL 30, 2001  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
       CLASS C                   (UNAUDITED)       2000         1999       TO OCTOBER 31, 1998
---------------------------     --------------  -----------  -----------   -------------------
Net asset value,
 beginning of period.......       $11.66         $ 11.65      $ 11.04          $ 12.18
                                  ------         -------      -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income.....         0.04            0.03         0.18+            0.06+
 Net realized and
 change in unrealized
 gain or loss on
 investments ..............        (0.48)           0.66         0.83            (1.20)
                                  ------         -------      -------          -------
   Total income from
    investment
    operations.............        (0.44)           0.69         1.01            (1.14)
                                  ------         -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment
 income....................        (0.13)          (0.15)       (0.16)              --
 From net realized
 gains on investments......           --           (0.53)       (0.24)              --
                                  ------         -------      -------          -------
   Total distributions.....        (0.13)          (0.68)       (0.40)              --
                                  ------         -------      -------          -------
Net asset value, end
 of period ................       $11.09         $ 11.66      $ 11.65          $ 11.04
                                  ======         =======      =======          =======

Total return ..............        (3.77)%          6.15%        9.30%           (9.36)%
Net assets, end of
 period (000's) ...........       $  130         $   169      $   127          $   158
Ratio of net
 investment expenses
 to average net assets.....         1.95%(1)        1.95%        2.20%            2.24%(1)
Ratio of net
 investment income to
 average net assets .......         1.73%(1)        1.54%        1.54%            1.61%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ...............         2.09%(1)        2.08%        2.28%            2.40%(1)
Portfolio turnover
 rate......................        91.45%         238.69%      124.90%          115.65%

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



                                          See Notes to Financial Statements.  51

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
LEGACY
================================================================================

Selected data for a fund share outstanding throughout each period:



                                                  SIX MONTH
                                                 PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                APRIL 30, 2001  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                CLASS I                          (UNAUDITED)       2000         1999         1998         1997          1996
--------------------------------------------    --------------  -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period .......     $ 10.73         $ 10.57      $ 10.21      $ 12.15      $ 11.64       $ 11.41
                                                 -------         -------      -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................        0.18            0.33         0.34+        0.35+        0.32+         0.29+
 Net realized and change in unrealized
  gain or loss on investments ..............       (0.19)           0.47         0.46        (0.07)        1.41          1.20
                                                 -------         -------      -------      -------      -------       -------
   Total income from investment
    operations..............................       (0.01)           0.80         0.80         0.28         1.73          1.49
                                                 -------         -------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
 From net investment income ................       (0.36)          (0.30)       (0.22)       (0.60)       (0.33)        (0.50)
 From net realized gains on investments.....          --           (0.34)       (0.22)       (1.62)       (0.89)        (0.76)
                                                 -------         -------      -------      -------      -------       -------
   Total distributions .....................       (0.36)          (0.64)       (0.44)       (2.22)       (1.22)        (1.26)
                                                 -------         -------      -------      -------      -------       -------
Net asset value, end of period .............     $ 10.36         $ 10.73      $ 10.57      $ 10.21      $ 12.15       $ 11.64
                                                 =======         =======      =======      =======      =======       =======

Total return ...............................       (0.03)%          7.93%        7.99%        2.51%       15.94%        14.11%
Net assets, end of period (000's) ..........     $25,408         $26,494      $24,107      $22,352      $18,313       $22,326
Ratio of net investment expenses to
 average net assets ........................        0.90%(1)        0.90%        1.20%        1.24%        1.63%         1.73%
Ratio of net investment income to
 average net assets ........................        3.84%(1)        3.69%        3.23%        3.26%        2.77%         2.62%
Ratio of expenses before reimbursement
 and waiver to average net assets ..........        1.20%(1)        1.19%        1.45%        1.67%        1.75%           --
Portfolio turnover rate ....................       77.70%         195.01%      119.85%      115.12%      158.71%        91.62%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

52 See Notes to Financial Statements.

LEGACY
================================================================================

Selected data for a fund share outstanding throughout each period:


                                                                                                     PERIOD FROM
                                           SIX MONTH                                              JANUARY 20, 1997
                                          PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                         APRIL 30, 2001  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
                CLASS A                   (UNAUDITED)       2000         1999         1998       TO OCTOBER 31, 1997
---------------------------------------  --------------  -----------  -----------  -----------   -------------------
Net asset value, beginning of period ..   $ 10.62         $ 10.48      $ 10.15      $ 12.09          $ 11.01
                                          -------         -------      -------      -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................      0.19            0.42         0.31+        0.31+            0.29+
 Net realized and change in unrealized
  gain or loss on investments .........     (0.20)           0.34         0.46        (0.06)            0.79
                                          -------         -------      -------      -------          -------
   Total income from investment
    operations.........................     (0.01)           0.76         0.77         0.25             1.08
                                          -------         -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ...........     (0.34)          (0.28)       (0.22)       (0.57)              --
 From net realized gains on
 investments ..........................        --           (0.34)       (0.22)       (1.62)              --
                                          -------         -------      -------      -------          -------
   Total distributions ................     (0.34)          (0.62)       (0.44)       (2.19)              --
                                          -------         -------      -------      -------          -------
Net asset value, end of period ........   $ 10.27         $ 10.62      $ 10.48      $ 10.15          $ 12.09
                                          =======         =======      =======      =======          =======

Total return ..........................     (0.05)%          7.65%        7.65%        2.29%            9.81%
Net assets, end of period (000's) .....   $20,813         $18,220      $10,371      $ 1,812          $   481
Ratio of net investment expenses to
 average net assets ...................      1.15%(1)        1.15%        1.45%        1.53%            2.21%(1)
Ratio of net investment income to
 average net assets ...................      3.59%(1)        3.44%        2.98%        2.97%            2.39%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets .....      1.45%(1)        1.44%        1.70%        1.96%            2.50%(1)
Portfolio turnover rate ...............     77.70%         195.01%      119.85%      115.12%          158.71%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



                                          See Notes to Financial Statements.  53

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
LEGACY
LEGACY - CLASS B
================================================================================

Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                      SIX MONTH                      MARCH 1, 1999
                                     PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                                    APRIL 30, 2001  OCTOBER 31,    PUBLIC OFFERING)
          CLASS B                    (UNAUDITED)       2000       TO OCTOBER 31, 1999
--------------------------------    --------------  -----------   -------------------
Net asset value, beginning
 of period .....................      $10.63         $ 10.49          $ 10.08
                                      ------         -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .........        0.02            0.38             0.16+
 Net realized and change in
 unrealized gain or loss on
 investments....................       (0.07)           0.31             0.25
                                      ------         -------          -------
   Total income from
    investment operations ......       (0.05)           0.69             0.41
                                      ------         -------          -------
LESS DISTRIBUTIONS:
 From net investment income.....       (0.26)          (0.21)              --
 From net realized gains on
 investments....................          --           (0.34)              --
                                      ------         -------          -------
   Total distributions .........       (0.26)          (0.55)              --
                                      ------         -------          -------
Net asset value, end of
 period.........................      $10.32         $ 10.63          $ 10.49
                                      ======         =======          =======

Total return ...................       (0.45)%          6.91%            4.07%
Net assets, end of period
 (000's)........................      $  241         $   115          $   123
Ratio of net investment
 expenses to average net
 assets.........................        1.90%(1)        1.90%            2.20%(1)
Ratio of net investment
 income to average net
 assets.........................        2.84%(1)        2.69%            2.23%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets .........        2.20%(1)        2.19%            2.45%(1)
Portfolio turnover rate ........       77.70%         195.01%          119.85%



+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



54 See Notes to Financial Statements.

LEGACY
================================================================================

Selected data for a fund share outstanding throughout each period:


                                                                       PERIOD FROM
                                 SIX MONTH                                   JUNE 30, 1998
                                PERIOD ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                               APRIL 30, 2001  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
       CLASS C                  (UNAUDITED)       2000         1999       TO OCTOBER 31, 1998
---------------------------    --------------  -----------  -----------   -------------------
Net asset value,
 beginning of period ......      $10.59         $ 10.46      $ 10.18          $ 10.72
                                 ------         -------      -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income.....        0.04            0.32         0.23+            0.08+
 Net realized and
  change in unrealized
  gain or loss
  on investments ..........       (0.09)           0.36         0.46            (0.62)
                                 ------         -------      -------          -------
   Total income from
    investment
    operations.............       (0.05)           0.68         0.69            (0.54)
                                 ------         -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment
  income...................       (0.26)          (0.21)       (0.19)              --
 From net realized
  gains on investments.....          --           (0.34)       (0.22)              --
                                 ------         -------      -------          -------
   Total distributions.....       (0.26)          (0.55)       (0.41)              --
                                 ------         -------      -------          -------
Net asset value, end
 of period ................      $10.28         $ 10.59      $ 10.46          $ 10.18
                                 ======         =======      =======          =======

Total return ..............       (0.47)%          6.81%        6.88%           (5.04)%
Net assets, end of
 period (000's) ...........      $  268         $   275      $   304          $   171
Ratio of net
 investment expenses
 to average net assets.....        1.90%(1)        1.90%        2.20%            2.24%(1)
Ratio of net
 investment income to
 average net assets .......        2.84%(1)        2.69%        2.23%            2.26%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ...............        2.20%(1)        2.19%        2.45%            2.67%(1)
Portfolio turnover
 rate......................       77.70%         195.01%      119.85%          115.12%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



                                          See Notes to Financial Statements.  55

Capital Appreciation
Aetna Growth Fund
Aetna International Fund
Aetna Small Company Fund
Aetna Value Opportunity Fund
Aetna Technology Fund


Growth & Income
Aetna Balanced Fund
Aetna Growth and Income Fund


Income
Aetna Bond Fund
Aetna Government Fund
Aetna Money Market Fund


Index Plus
Aetna Index Plus Large Cap Fund
Aetna Index Plus Mid Cap Fund
Aetna Index Plus Small Cap Fund


Generation Funds
Aetna Ascent Fund
Aetna Crossroads Fund
Aetna Legacy Fund


Principal Protection Funds
Aetna Principal Protection Fund I
Aetna Pricipal Protection Fund II
Aetna Principal Protection Fund III
Aetna Pricipal Protection Fund IV
Aetna Index Plus Protection Fund


Brokerage Cash Reserves


[LOGO]  Aeltus(R)

Aetna Mutual Funds are distributed
by Aeltus Capital, Inc.

                                                                  --------------
                                                                    PRSRT STD
Aetna Mutual Funds                                                 U.S. POSTAGE
10 State House Square                                                  PAID
Hartford, CT 06103-3602                                            Lancster, PA
                                                                  Permit No. 486
                                                                  --------------